As filed with the Securities and Exchange Commission on December 3, 2004

                                                      Registration No. 333-83951
                                                             File No.  811-09497

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |  |

      Pre-Effective Amendment No. _______                        |  |

      Post-Effective Amendment No.__7__                          | X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |  |

      Amendment No.____9____                                     | X|


                        (Check appropriate box or boxes)

                       EASTERN POINT ADVISORS FUNDS TRUST
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                          230 Broadway East, Suite 203
                            Lynnfield, MA 01940-2320
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                  (800)949-1422
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                         Theodore E. Charles, President
                          Investors Capital Corporation
                          230 Broadway East, Suite 203
                            Lynnfield, MA 01940-2320
- ------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                              Raymond A. O'Hara III
                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                               Westport, CT 06880


It is proposed that this filing will become effective (check appropriate box)


      | |  immediately upon filing pursuant to paragraph (b)

      | |  on (date) pursuant to paragraph (b)

      |X|  60 days after filing pursuant to paragraph (a)(1)

      | |  on (date) pursuant to paragraph (a)(1)

      | |  75 days after filing pursuant to paragraph (a)(2)

      | |  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


      | | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest




                                     PART A

                       EASTERN POINT ADVISORS FUNDS TRUST

                           Rising Dividend Growth Fund


                               PROSPECTUS CLASS A


                                February 1, 2005






The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





                                Table of Contents


                                                                        Page No.
Rising Dividend Growth Fund
Management of the Fund
Other Service Providers
Your Account
Buying Shares
Selling Your Shares
Additional Information on Buying
  and Selling Fund Shares
Other Investment Strategies and Risks
Additional Information






RISING DIVIDEND GROWTH FUND ("FUND")

Fund Investment Objectives

The Fund seeks long-term growth of capital and current income by investing in common stocks of domestic and foreign companies that have increased their dividend payments to shareholders at least each year for the past ten years.

Principal Investment Strategies of the Fund

Regardless of industry, the Fund will invest at least 80% of its assets in common stocks of dividend-paying domestic and foreign companies whose market capitalization is at least $500 million. The Fund normally concentrates its investments in a group of 25-50 of such common stocks. The Fund is a growth and income fund with a long-term investment philosophy of investing solely in companies that have increased their common stock dividends at least each year for the past ten years. Once owned by the Fund, if a company does not increase its common stock dividend from one year to the next, such company's stock will be sold.

Stocks are selected for the Fund by seeking companies with strong earnings growth potential that have increased their common stock dividends at least each year for the past ten years. Special emphasis will be placed on those companies that the Fund believes demonstrate:

o        Consistently increasing dividends for at least each year for the past ten years
o        Financial stability
o        Strong earnings growth potential
o        Strong market position with solid pricing power
o        Effective management leadership
o        Prominent brand recognition
o        Strong patent position

Current income created by rising common stock dividends is an important consideration in selecting the Fund's investments. The Fund may also invest in real estate investment trusts and other investments consistent with its rising dividend philosophy.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. short-term money market instruments as a temporary defensive measure. Some of these short-term money market instruments include:


o     Cash and cash equivalents
o     U.S. Government securities
o     Certificates of deposit or other obligations of U.S. banks
o     Corporate debt obligations with remaining maturities of 12 months or less
o     Commercial paper
o     Demand and time deposits
o     Repurchase agreements
o     Bankers' acceptances


To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Risks

Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group:

Stock Market Risks: Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

Stock Selection Risks: The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value and you could lose money.

Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers' securities, which may result in greater fluctuation in the value of the Fund's shares and you could lose money. The Fund intends, however, to meet certain tax diversification requirements.

Foreign Securities: Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Securities of Smaller Companies: The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. Additionally, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional stock exchanges and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Real Estate Investment Trusts (REITs): Equity REITs may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans made. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to rise or fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Management: Fund management's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

Suitability

The Fund may be appropriate for investors who seek capital appreciation with some current income and who are able to accept short-term fluctuations in return for the potential for greater long-term growth. Investors who are seeking significant current income or who have a conservative or short-term investment approach may wish to consider alternative investments.


Portfolio Holdings

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.


Past Fund Performance

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in a mutual fund. Performance demonstrates how a mutual fund's returns have varied over time. The Fund is recently organized and therefore has no performance history. Once the Fund has a performance history for at least one calendar year, a Bar Chart and Performance Table will be included in the Fund's Prospectus. The Fund's annual returns will also be compared to the returns of a benchmark index, the Standard & Poor's 500 Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you could expect to pay if you buy and hold shares of the Fund. Shareholder Fees are one-time expenses paid directly from your investment. Annual Fund Operating Expenses come out of Fund assets and are reflected in the Fund's total return.



                                                                  Class A Shares
Shareholder Fees:
     (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                              5.75%
Maximum Contingent Deferred Sales Charge
     (as a percentage of amount redeemed)(1)                          1.00%

Annual Fund Operating Expenses:
     (expenses deducted from fund assets)
Management Fees (2)                                                   ____%
Distribution and Service (12b-1) fees (3)                             0.50%
Other Expenses (4)                                                    ____%
                                                                      -----
  Total Annual Fund Operating Expenses (5)                            2.30%
                                                                      =====

-------------------------

(1) The 1.00% contingent deferred sales charge applies only to purchases of $1 million or more either as a lump sum or through our cumulative quantity discount or letter of intent programs which are subsequently sold within 12 months of acquisition. These fees are not applied to shares acquired through reinvestment of dividends or capital gains. The contingent deferred sales charge for each class may be waived for certain redemptions and distributions.

(2) Management Fees will be .75% of the first $1 billion of Fund assets,.60% on the next $2 billion of Fund assets, and .50% on Fund assets in excess of $3 billion.

(3) Includes an annual distribution fee of 0.25% and an annual service fee of .25% of the Class A Share's average daily net assets.

(4) These are the gross annualized fees and expenses that the Fund would have incurred for the fiscal period ended September 30, 2004 if the Advisor had not waived any fees and/or reimbursed certain expenses. The Adviser has undertaken to voluntarily waive fees and/or reimburse Fund expenses so that the net Total Annual Fund Operating Expenses do not exceed 1.65%. This voluntary action by the Advisor may be discontinued at any time on 60 days' notice. With the cap, actual expenses for the fiscal period from March 23, 2004 (date of commencement of operations of the Fund) through September 30, 2004 were:

                                                   Class A Shares
                                                   ---------------

          Management Fees                             ____%
          Distribution and Service (12b-1) Fees       ____%
          Other Expenses                              ____%
                                                    ---------
          Net Annual Operating Expenses               1.65%

     The Adviser is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an Expense Reimbursement Agreement which is described further under "Management Fees" in this Prospectus.

(5) The Fund imposes a $15.00 charge for Fund redemptions under $10,000 made by wire.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that:

o you invest $10,000 in the Fund for the time periods indicated;

o you redeem all of your shares at the end of each time period;

o your investment has a 5% return each year;

o all distributions are reinvested; and

o the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                                1 year       3 years    5 years    10 years
                                ------       -------    -------    --------

Class A                         $_____       $_____      $_____     $_____



The example does not reflect sales charges (loads) or reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.


MANAGEMENT OF THE FUND

The Fund's investment advisor is Eastern Point Advisors, Inc. (the "Advisor"), 230 Broadway East, Lynnfield, Massachusetts 01940-2320. The Advisor has engaged Dividend Growth Advisors, LLC. (the "Sub-Advisor"), 1894 Andell Bluff Boulevard, Johns Island, SC 29455 to manage the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Advisor. The Sub-Advisor is granted broad discretion by the Advisor in managing the investments of the Fund and in the selection of specific common stocks, preferred stocks and fixed income securities for the Fund. The Sub-Advisor is authorized to invest or maintain the assets of the Fund in such securities and cash or its equivalents, in such proportions as the Sub-Advisor determines. The Advisor arranges for the transfer agency, custody and all other services necessary to operate the Fund.


The Advisor was founded in 1995. The Advisor manages the Capital Appreciation Fund as well as primarily individual private accounts. As of December 31, 2004, the Advisor had approximately $____ million of assets under management. The Sub-Advisor was founded in _______. In addition to acting as sub-advisor to the Fund, it also manages individual private accounts. As of December 31, 2004, the Sub-Advisor had approximately $______ million of assets under management. Certain employees of the Sub-Advisor are also registered representatives of Investors Capital Corporation ("ICC"), a registered broker-dealer and an affiliate of the Advisor. In addition, one of the owners of the Sub-Advisor serves as a director of Investors Capital Holdings, the parent company of ICC.


Portfolio Management

Thomas Cameron and Jere Estes serve as portfolio managers for the Fund. Mr. Cameron has served as the chief investment officer of the Sub-Advisor since 2003 and is a director and founding member of the Sub-Advisor. Mr. Cameron has been managing portfolios using a rising dividend philosophy since 1979. From 1978 to 2000, Mr. Cameron served as vice president at Interstate Johnson Lane Brokerage in Charlotte, NC. Mr. Cameron served as a director of the Sovereign Investors Fund from 1979 until 1997 which utilized the rising dividend philosophy. Mr. Cameron is also founder of Cameron and Associates since July 2000. Mr. Estes has served as a consultant to the Sub-Advisor since 2003. From 1992 to 1999, Mr. Estes served as Vice President/Director of Research and Senior Portfolio Manager at Sovereign Asset Management in Bryn Mawr, PA. From June of 1999 until the present, Mr. Estes has served as Senior Vice President and Chief Investment Officer at Bryn Mawr Trust Company in Bryn Mawr, PA. Mr. Estes is also a registered representative of ICC.


Management Fees

Under the Advisory Agreement, the monthly compensation paid to the Advisor is accrued daily at an annual rate equal to 0.75% of the average daily net assets of the Fund.

The Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse Fund expenses so that total annual operating expenses of the Fund do not exceed 1.65%. The Advisor has the right to terminate the fee wavier at any time with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the current expense limits. As of September 30, 2004, the total amount of recoverable reimbursements was $38,057.

The Advisor has entered into a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with the Sub-Advisor. Under the Sub-Advisory Agreement, the Adviser is obligated to pay the Sub-Advisor an annual fee equal to 0.25% of the average daily net assets, except that with respect to assets contributed to the Fund by the Sub-Advisor, the annual fee is equal to 0.35% of the average daily net assets. The Advisor is obligated to pay the Sub-Advisor a minimum monthly fee of $6,250 which is for services performed for both the Fund as well as for other accounts managed by the Sub-Advisor for the Advisor.


OTHER SERVICE PROVIDERS

Distributor

Unified Financial Securities, Inc. is the Distributor of the shares of Eastern Point Advisors Funds Trust ("Trust"). Prior to December 1, 2004, Investors Capital Corporation, an affiliate of the Advisor, was the Distributor.


Administrator, Fund Accounting Services Agent, Dividend Paying Agent and Transfer Agent

Unified Fund Services, Inc. is the fund administrator, accounting services agent, dividend paying agent and transfer agent for the Trust. Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. was the Fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent, and Fund Services, Inc. was the transfer agent of the Trust.

Custodian

Huntington National Bank is the custodian of the Trust.   Prior to November 1,
2004, Brown Brothers Harriman & Co. was the custodian of the Trust.

YOUR ACCOUNT

Investing in the Fund

The Fund offers one class of shares: Class A Shares. Class A shares have a maximum up-front sales charge of 5.75% paid when you buy your shares. The up-front sales charge for the Class A shares decreases with the amount you invest and is included in the offering price.

                                     Sales charge as %   Sales charge as %
Amount invested                      of offering price   of net amount invested
---------------                     -------------------    in the Fund
                                                         ---------------------

less than $50,000                          5.75%                       6.10%
$50,000 but less than $100,000             4.75%                       4.99%
$100,000 but less than $500,000            3.75%                       3.90%
$500,000 but less than $1,000,000          2.75%                       2.83%
$1,000,000 or more                         0.00%                         N/A

Although purchases of $1,000,000 or more will not be subject to an up-front sales charge, a 1.00% contingent deferred sales charge will be assessed when such shares are sold within twelve months of their acquisition. (See "Contingent Deferred Sales Charges" on page ___ of this Prospectus). A finder's fee of up to 1.00% may be paid by the Advisor, Sub-Advisor or Distributor to the Broker or Dealer involved.

Under certain circumstances, the sales charge for Class A shares may be waived. Please see below as well as the Statement of Additional Information.

Class A shares are subject to an annual 12b-1 fee of 0.50%, of which 0.25% are annual distribution fees and 0.25% are annual service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

Ways to Reduce Sales Charges

Investors can reduce or eliminate sales charges on Class A shares under certain conditions:

Combined Purchases

Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

Employees and Clients of Certain Entities

Shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor or the Sub-Advisor, and/or any of their affiliated companies and immediate family members of any of these people. Shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor or Sub-Advisor.

Letter of Intent

This non-binding agreement allows you to purchase Class A shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

Combination Privilege

You can use the combined total value of Class A shares of the Fund you own for the purpose of calculating the sales charge.


Please Note:

You must advise your dealer, the transfer agent or the Fund if you qualify for a reduction and/or waiver of sales charges.

12b-1 Plan

The Fund has adopted a 12b-1 plan that allows the Fund to pay distribution fees for the sale, distribution and administrative functions relating to its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING SHARES

You can purchase shares of the Fund through broker-dealers or directly through the Advisor. You may buy shares of the Fund with an initial investment of $5,000 (or $1,000 for IRAs) or more. Additional investments may be made for as little as $250. The Fund has the right to waive the minimum investment requirements for employees of the Advisor and its affiliates. The Fund also has the right to reject any purchase order.

Purchase Price/Determination of NAV

The price of the Fund's shares is based on the Net Asset Value (the "NAV") plus any applicable front-end sales charge for Class A shares (the "Offering Price"). The Fund calculates NAV for each class by adding the total market value of its investments and other assets, subtracting any liabilities and then dividing that figure by the total number of its shares outstanding (assets-liabilities/number of shares outstanding = NAV). The Fund's investments are valued based on market value, or where market quotations are not available, on fair value as determined in good faith by the Board of Trustees. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange (the "NYSE"), which is normally 4 p.m. Eastern Time. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

If you pay a sales charge, your price will be the Fund's offering price. When you buy shares at the offering price, the Fund deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV.

To Buy Shares

         Initial Investment                                   Subsequent Investments

By Mail

------------------------------------------------------------ ---------------------------------------------------------
o        Complete and sign the account application.          o    Make your check payable to the Rising Dividend
                                                                  Growth Fund.
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
o     Make your check payable to the Rising Dividend         o Fill out an investment slip from an account
      Growth Fund                                              statement, include your name and account number.
                                                                        Mail to:
                                                                   Eastern Point Advisors Funds Trust
                                                                   P.O. Box 6110
                                                                   Indianapolis, IN  46206
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
o     Mail the application and your check to:
      Eastern Point Advisors Funds Trust
      P.O. Box 6110
      Indianapolis, IN  46206
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
o     Minimum Initial Investment is $5,000 for               o     Minimum subsequent investment for all accounts
      non-qualified accounts; $1,000 minimum for IRAs.             is $250.
------------------------------------------------------------ ---------------------------------------------------------


By Wire

------------------------------------------------------------ ---------------------------------------------------------
o        Call the transfer agent at (888) 826-2520 to        o    Call the transfer agent at (888) 826-2520 to
     arrange for a wire purchase.  For same day purchase,         arrange for a wire purchase.  For same day
     the wire must be received by 4:00 p.m. Eastern Time.         purchase, the wire must be received by 4:00 p.m.
                                                                   Eastern Time.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
o        Wire federal funds to:                              o        Wire federal funds to:
     Huntington Bank                                              Huntington Bank
     ABA # 044000024                                              ABA # 044000024
     Account #01892281162                                         Account #01892281162
     For Further Credit                                           For Further Credit
     (Your Name, Fund, Account #)                                 (Your Name, Fund, Account #)
     FBO:                                                         FBO:
     (Insert your name and account number.)                  (Insert your name and account number.)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
o        Mail completed account application to the address   o        Note:  Your bank may charge a wire fee.
     above.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
o        Note:  Your bank may charge a wire fee.

------------------------------------------------------------ ---------------------------------------------------------

By Automatic Investment Plan

------------------------------------------------------------ ---------------------------------------------------------
o        You must open a regular Fund account with $5,000    o        Call (888) 826-2520 to request the form.
     minimum prior to participating in this plan.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
                                                             o    Complete and return the form and any
                                                                  other required materials.


------------------------------------------------------------ ---------------------------------------------------------

Brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.

The Fund may accept telephone orders unless you decline telephone privileges on your account application. You may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Retirement Accounts

Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call (888) 826-2520.

SELLING YOUR SHARES

You may sell or "redeem" your shares on any day the NYSE is open, either directly through the Advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives your redemption request in proper order (less redemption fees if applicable).

Selling Recently Purchased Shares

The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to eight business days to allow the purchase check to clear. If the purchase check has cleared, the eight business day period will not apply.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public can not.

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

To Sell Shares:

By Mail


------------------------------------------------------------ ---------------------------------------------------------
o        Submit a written request for redemption with:       o        Mail your request to:
o        The Fund's name;                                             Eastern Point Advisors Funds Trust
o        Your Fund account number;                                    P.O. Box 6110
o        The dollar amount or number of shares or                     Indianapolis, IN  46206
         percentage of the account to be redeemed;  and
o        Signatures of all persons required to sign for      o        A check will be mailed to the name and address
         transactions, exactly as the shares are registered.          in which the account is registered.
------------------------------------------------------------ ---------------------------------------------------------




By Wire

------------------------------------------------------------ ---------------------------------------------------------
o        This option must be elected either in the initial   o        Wire redemption requests must be received
     application or subsequently in writing with a                before 10:00 a.m. Eastern Time for money to be
     signature guarantee.                                         wired the same business day.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
o        Call the transfer agent at (888) 826-2520 with      o        There is a $15.00 charge for redemptions under
     your request.                                                $10,000 made by wire.
------------------------------------------------------------ ---------------------------------------------------------

By Telephone

------------------------------------------------------------ ---------------------------------------------------------
o    The Fund may accept telephone redemptions unless o The Fund will use reasonable procedures to you decline telephone privileges on your account confirm that the request is genuine. application.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
o        Call the transfer agent at (888) 826-2520 with      o        Written confirmation will be provided.
     your request.
------------------------------------------------------------ ---------------------------------------------------------

By Systematic Withdrawal Plan

------------------------------------------------------------ ---------------------------------------------------------
o        Complete the appropriate section on the Account     o        Withdrawals can be monthly, quarterly,
     Application or call (888) 826-2520 to request a form         semi-annually or annually.  The minimum amount is
     to add the plan.                                             $100. Redemption fees will not be charged under
                                                                  this plan.
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
o    To participate, you must own or purchase shares with a value of at least
     $10,000.
------------------------------------------------------------ ---------------------------------------------------------

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service that would not be charged by the Fund.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

General Policies

The Fund reserves the right to:

o    Change the minimum investment amounts;

o Cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear; and

o Reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.



Market Timing Policies and Procedures

Some investors try to profit from a strategy of frequent purchases and redemptions of Fund shares commonly known as market timing. Such activity can be harmful to Fund shareholders. The risks of frequent purchases and redemptions of Trust shares include:

o    Dilution in the value of Fund shares held by long-term investors

o    Interference with efficient management of the Fund's portfolio

o    Increased brokerage and administrative costs

The Board of Trustees of the Trust has adopted policies and procedures designed to discourage frequent purchases and redemptions by shareholders. The Fund reserves the right to restrict, reject or cancel certain purchase or exchange orders and/or impose a redemption fee on specified redemptions and exchange transactions. In furtherance of this policy, the Board of Trustees has adopted the following procedures:

Deterrence of Frequent Purchases and Redemptions by Shareholders:

o Shareholders may only make ten (10) exchanges with respect to each Fund in a one year period;

o Transactions involving more than $1 million or ten percent (10%) of total Fund assets will be reviewed prior to execution to determine whether the activity will be harmful to other shareholders in the Fund;

o Shareholders must wait thirty (30) days after purchase of Fund shares before selling or exchanging such shares of the Fund.

If it is determined that a shareholder has exceeded the limits above, the Fund reserves the right to impose the following restrictions:

o Imposition of a redemption fee on all exchanges exceeding ten in a one year period;

o Exchanges may only be made by U.S. mail; no exchanges will be permitted to be made electronically, by telephone or by facsimile;

o Suspension or termination of a shareholder's right to purchase or redeem shares of Fund;

o Delay for up to one business day the processing of exchange requests in the event that, in the Fund's or its agent's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period;

o Shareholders who exceed, or are suspected of exceeding, the restrictions above under "Deterrence of Frequent Purchases and Redemptions by Shareholders" may be placed on a "watch list." Shareholders who have been placed on such list will have their transactions scrutinized before they are permitted to make further purchases or redemptions of Fund shares to determine that such activity is not harmful to a Fund.

Omnibus account transactions will be reviewed to determine whether such transactions are harmful to the Fund. To the extent that the activity is deemed harmful to the Fund, the restrictions provided for above may be imposed.

The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the portfolio management of the Fund, and purchase orders not accompanied by payment.

Exceptions to Restrictions on Frequent Purchase and Redemption Policy and
Procedures:

Notwithstanding the policy and procedures set forth above, the Fund will permit frequent purchases and redemptions under the following limited circumstances:

o        Systematic Withdrawal Plan
o        National emergency
o        Market turbulence
o Accounts held by certain retirement plans to conform to plan exchange limits and applicable law and regulation



Timing of Purchase or Sale Requests

All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Contingent Deferred Sales Charges

Purchases of Class A shares of $1 million or more either as a lump sum or through our cumulative quantity discount or letter of intent programs which are subsequently sold within 12 months of acquisition are subject to a 1.00% contingent deferred sales charge. Contingent deferred sales charges are not imposed on shares acquired through the reinvestment of dividends or capital gains distributions, or involuntarily redeemed shares. The contingent deferred sales charge may be waived for certain redemptions and distributions.

Minimum Balances

The Fund may redeem your remaining shares at NAV if the balance of your account falls below $5,000 (or $1,000 for IRAs) due to redemptions. The Fund will notify you if your balance has fallen below these amounts, and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Mailings to Shareholders

The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (888) 826-2520.

Taxes

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the Fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year you will be sent information showing the amount of dividends and distributions you received from the Fund during the prior year.

Any long-term or short-term capital gains realized from redemptions of shares of the Fund will be subject to federal income tax.

The foreign, state and local income tax consequences of investing in the Fund may differ materially from the federal income tax consequences described above. In addition, this discussion is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts
(IRAs), and Roth IRAs. You should consult your tax advisor before investing.

Reinvestment Option

Dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you elect to receive them by check on the account application. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plans. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Backup Withholding

Shareholders may have 30% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's main investment strategies are set out in the front of the Prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this Prospectus, but which are described in detail in the Fund's Statement of Additional Information (the "SAI"). You may obtain a copy of the SAI without charge by calling (888) 826-2520.


                              Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. ________________ has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Financial Highlights

The table below sets forth financial data for a share outstanding throughout the periods.

                           [TO BE FILED BY AMENDMENT]



The following does not constitute part of and is not incorporated into the Prospectus for the Rising Dividend Growth Fund

                                 Privacy Policy
                       Eastern Point Advisors Funds Trust

Commitment to Consumer Privacy

The Eastern Point Advisors Funds Trust is committed to handling investor information responsibly. We recognize and respect your privacy expectations and believe the confidentiality and security of your personal financial information is one of our financial responsibilities.

Collection of Consumer Information

Eastern Point Advisors Funds Trust collects, retains and uses consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on our behalf generally comes from the following sources:

o    account applications and other forms submitted by Fund shareholders;

o correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about Eastern Point Advisors Funds Trust;

o transaction history of shareholder accounts with Eastern Point Advisors Funds Trust; or

o    third parties.

Disclosure of Consumer Information

We disclose consumer information to third parties who are not affiliated with the Eastern Point Advisors Funds Trust:

o    as permitted by law, or

o to perform marketing services on behalf of Eastern Point Advisors Funds Trust or pursuant to a joint marketing agreement between Eastern Point Advisors Funds Trust and other financial institutions.

Security of Consumer Information

We require service providers to Eastern Point Advisors Funds Trust:

o to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of Eastern Point Advisors Funds Trust; and

o to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and Eastern Point Advisors Funds Trust.

-------------------------------------------------------------------------

ADDITIONAL INFORMATION

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (the "SAI"):

The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the SAI, Annual and Semi-Annual Reports and request other information and ask questions about the Fund by contacting:

         Unified Fund Services, Inc.
         431 N. Pennsylvania Street
         Indianapolis, IN  46204
         Telephone: (888) 826-2520


Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders which are available without charge upon request. In the Fund's annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund makes available its SAI and annual and semi-annual reports, free of charge, at the following Internet address: _________________.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


The Fund's SEC File No. is 811-09497




                       EASTERN POINT ADVISORS FUNDS TRUST
                            Capital Appreciation Fund
             (formerly known as Eastern Point Advisors Twenty Fund)


                                   PROSPECTUS

                                     Class A
                                     Class C

                                February 1, 2005





The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                                Table of Contents

                                                                            Page

The Fund
Management of the Fund
Other Service Providers
Your Account
Choosing a Share Class
Buying Shares
Selling Your Shares
Additional Information on Buying and Selling Fund Shares
Dividends, Distributions and Taxes
Other Investment Strategies and Risks
Additional Information



CAPITAL APPRECIATION FUND ("FUND") (formerly known as Eastern Point Advisors Twenty Fund)


Fund Investment Objective -- The Fund seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Fund normally concentrates its investments in a group of 20-30 common stocks.

Principal Investment Strategies of the Fund -- The Fund will invest in common stocks of companies of any size, which may include smaller emerging companies. Under normal conditions, the Fund will invest at least 80% of its assets in a select group of 20-30 common stocks, regardless of industry or sector, focusing on each individual company's growth potential.

Eastern Point Advisors, Inc. (the "Advisor") selects stocks by looking for companies with strong earnings growth potential that has not been recognized in the overall market. Special emphasis will be placed on mid cap and large cap companies that the Advisor believes demonstrate:

o     Financial stability
o     Strong earnings growth potential
o     Dominant or strong market position
o     Outstanding leadership

Current income is not an important consideration in selecting the Fund's investments.

The Fund intends to pursue an investment strategy that may result in a high turnover of positions. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%. Market conditions may dictate investments for this Fund's portfolio and may result in short-term holdings. High portfolio turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. Greater brokerage commissions and taxes on gains may adversely affect the Fund's performance.

Temporary Investments -- To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments as a temporary defensive measure. Some of these short-term money market instruments include:



o    Cash and cash equivalents

o U.S. Government securities o Certificates of deposit or other obligations of U.S. banks

o Corporate debt obligations with remaining maturities of 12 months or less o Commercial paper

o    Demand and time deposits

o    Repurchase agreements

o    Bankers' acceptances



To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Risks -- Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

Stock Market Risks -- Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

Stock Selection Risks -- The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value.

Small or New Companies -- The Fund may invest in the securities of small or newly public companies that may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, less depth of management or a limited trading market for its stock.

Technology-Related Companies -- The value of companies involved in computers and communication may be vulnerable to the risk of obsolescence due to technological advances.

Non-Diversification -- The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers' securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to meet certain tax diversification requirements.

Management -- The Advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

Suitability -- The Fund may be appropriate for investors who seek capital appreciation and who are able to accept short-term fluctuations in return for the potential for greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

Past Fund Performance -- The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance (e.g., Standard & Poor's 500 Index).

The bar chart shows changes in the Fund's performance from year to year, with respect to Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.


(11.27)%   (7.34)%        (16.49)%        26.86%       ______%

2000        2001            2002          2003         2004


Best Quarter                  23.16% in the first quarter of 2000
Worst Quarter                -23.19% in the fourth quarter of 2000

The table shows how the Fund's average annual returns compare with those of its benchmark, the Standard & Poor's 500 Index. The figures assume reinvestment of all dividends and distributions. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses. After-tax returns are presented for Class A Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                PERFORMANCE TABLE
   (Average annual total returns for the periods ended December 31, 2004)

                                         1 Year     5 Years         Since
                                                                   Inception*

Class A Before Taxes                     _____%      _____%         _____%
Class A After Taxes on Distributions     _____%      _____%         _____%
Class A After Taxes on Distributions
     and Sale of Fund Shares             _____%      _____%         _____%
S & P 500 Index (reflects no
deduction for fees,
expenses or taxes)                       _____%      _____%         _____%

Class C Before Taxes                     _____%      _____%         _____%
S & P 500 Index (reflects no
deduction for fees,
expenses or taxes)                       _____%      _____%         _____%
- -----------------------
*Inception        date - Class A commenced operations on October 19, 1999; Class
                  C commenced operations on October 29, 1999

                          Fees and Expenses of the Fund

This table describes the fees and expenses that you could expect to pay if you buy and hold shares of the Fund. Shareholder Fees are one-time expenses paid directly from your investment. Annual Fund Operating Expenses come out of Fund assets and are reflected in the Fund's total return.


                                                             Class A     Class C
                                                             Shares      Shares
Shareholder Fees
  (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed
on
  Purchases (as a percentage of offering price)(1)           5.75%      None
Redemption Fee (as a percentage of amount redeemed)(2)       1.00%      1.00%

Annual Fund Operating Expenses:
 (expenses deducted from fund assets)

  Management Fees                                            ____%      ____%
  Distribution and Service (12b-1) fees(3)                  0.25%       1.00%
  Other Expenses                                             ____%      ____%
                                                            -----       -----
  Total Annual Operating Expenses(4)(5)                      ____%      ____%
                                                            =====       =====

(1) The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price. See "Your Account" elsewhere in this Prospectus.

(2) The 1.00% redemption fee for Class A and Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

(3) Includes an annual distribution fee of 0.25% of the Class A Share's average daily net assets, and an annual distribution fee of 0.75% and an annual service fee of 0.25 % of the Class C Share's average daily net assets.

(4) A fee waiver and expense reimbursement arrangement was in place for the fiscal year ended September 30, 2004. These are the gross annualized fees and expenses that the Fund would have incurred for the fiscal year ended September 30, 2004 if the Advisor had not waived any fees and/or reimbursed certain expenses. With the cap, actual expenses for the fiscal year ended September 30, 2004 were:


                                                   Class A Shares
                                                   ---------------

          Management Fees                             ____%
          Distribution and Service (12b-1) Fees       ____%
          Other Expenses                              ____%
                                                    ---------
          Net Annual Operating Expenses               1.65%


      The Advisor is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an Expense Reimbursement Agreement. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of September 30, 2004 was $64,122, of which $40,647 has been recovered during the year then ended. Without such recovery by the Advisor, the Total Annual Operating Expenses would have been 4.51% for Class A and 5.25% for Class B for the year ended September 30, 2004.

      Effective November 1, 2004, the Advisor voluntarily waives fees and reimburses expenses as follows:

                                            Class A Shares     Class C Shares
                                            --------------     --------------

      Management Fees                           0.75%              0.75%
      Distribution and Services (12b-1) fees    0.25%              1.00%
      Other Expenses                            1.50%              1.50%
                                               -------            -------
      Net Annual Operating Expenses             2.50%              2.50%

      This voluntary action by the Advisor may be discontinued at any time on 60 days' notice.

(5) The Fund imposes a $15.00 charge for Fund redemptions under $10,000 made by wire.


Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated; o you redeem all of your shares at the end of each time period; o your investment has a 5% return each year; o all distributions are reinvested; and o the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                1 year         3 years    5 years   10 years
- ---------------------------------------------------------------
Class A*        $_____         $_____     $_____    $_____
Class C         $_____         $_____     $_____    $_____

You would pay the following expenses if you did not redeem your shares:

                1 year         3 years    5 years   10 years
- ---------------------------------------------------------------
Class A*        $_____         $_____     $_____    $_____
Class C         $_____         $_____     $_____    $_____

* The example does not reflect sales charges (loads) or reinvested dividends. If these sales charges (loads) were included, your costs would be higher.

Management of the Fund -- The Fund's investment advisor is Eastern Point Advisors, Inc. (the "Advisor"), 230 Broadway East, Lynnfield, Massachusetts 01940-2320. The Advisor is responsible for the selection, purchasing, monitoring and sale of the securities in the Fund's investment portfolio. The Advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.

The Advisor was founded in 1995. In addition to the Fund, the Advisor is the advisor to the Rising Dividend Growth Fund and also manages private accounts, consisting primarily of individual accounts. As of __________, the Advisor had approximately $___ million of assets under management.

Portfolio Management -- Frederick F. Sears serves as the portfolio manager for the Fund. Mr. Sears graduated from Boston University in 1990 with a Bachelor of Arts degree in English and subsequently participated in Boston University's Masters of Business Administration program. From 1994 to 1995, Mr. Sears researched and analyzed companies for Boston-based FinNet, a financial services firm. From 1995 until 1998, Mr. Sears researched and analyzed companies for Boston-based Culverwell & Company, a broker-dealer and investment banker specializing in small and micro-cap securities. He is also the founder (1999) and General Partner of Clermont Capital and the Clermont Fund, a United States-based long/short hedge fund specializing in growth stocks.

Management Fees -- The Fund pays the Advisor an annual fee of 1.50% of average daily net assets payable monthly for providing investment advisory services. During the most recent fiscal year, after fee waivers, the Fund paid ____% in investment advisory fees.

The Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse Fund expenses so that total operating expenses of the Fund do not exceed 2.50% for Class A Shares and 3.25% for Class C Shares.

The Advisor has the right to terminate the fee waiver at any time with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the current expense limits. As of September 30, 2004, the total amount of recoverable reimbursements due under a previous fee waiver was $64,122, of which $40,647 has been recovered as of that date.

OTHER SERVICE PROVIDERS

Distributor

Unified Financial Securities, Inc. is the Distributor of the shares of Eastern Point Advisors Funds Trust ("Trust"). Prior to December 1, 2004, Investors Capital Corporation, an affiliate of the Advisor, was the Distributor.


Administrator, Fund Accounting Services Agent, Dividend Paying Agent and Transfer Agent Unified Fund Services, Inc. is the fund administrator, accounting services agent, dividend paying agent and transfer agent for the Trust. Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. was the Fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent, and Fund Services, Inc. was the transfer agent of the Trust.

Custodian

Huntington National Bank is the custodian of the Trust.   Prior to November 1,
2004, Brown Brothers Harriman & Co. was the custodian of the Trust.



Your Account

Investing in the Fund -- The Fund offers two classes of shares. Each class of shares has a different combination of sales charges, fees and other features. You should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing A Share Class -- Class A Shares. Class A Shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price.

- ----------------------------------------------------------------------------
                                                              Sales charge
                                     Sales charge as %     as % of net amount
         Amount invested             of offering price   invested in each Fund
         ---------------             -----------------   ---------------------

- ----------------------------------------------------------------------------
- ----------------------------------------------------------------------------
       less than $50,000                   5.75%                 6.10%
- ----------------------------------------------------------------------------
- ----------------------------------------------------------------------------
       $50,000 but less than               4.75%                 4.99%
       $100,000
- ----------------------------------------------------------------------------
- ----------------------------------------------------------------------------
       $100,000 but less than              3.75%                 3.90%
       $500,000
- ----------------------------------------------------------------------------
- ----------------------------------------------------------------------------
       $500,000 but less than              2.75%                 2.83%
       $1,000,000
- ----------------------------------------------------------------------------
- ----------------------------------------------------------------------------
       $1,000,000 or more                  1.00%                 1.01%

- ----------------------------------------------------------------------------

Under certain circumstances, the sales charge for Class A Shares may be waived. Please see the Statement of Additional Information. Class A Shares are also subject to an annual 12b-1 fee of 0.25% of average daily net assets, which is lower than the 12b-1 fee for the Class C Shares.

Ways to Reduce Sales Charges

Investors can reduce or eliminate sales charges on Class A Shares under certain conditions:

Combined Purchases -- Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

Letter Of Intent -- This non-binding agreement allows you to purchase Class A Shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

Combination Privilege -- You can use the combined total value of Class A Shares of the Fund you own for the purpose of calculating the sales charge.

Please Note:

You must advise your dealer, the transfer agent or the Fund if you qualify for a reduction and/or waiver in sales charges.

Class C Shares

Class C Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund.

o Class C Shares are subject to an annual 12b-1 fee of 1.00%, of which 0.25% are service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C Shares have higher expenses and pay lower dividends than Class A Shares.

The Fund has adopted a Class A Shares 12b-1 plan and a Class C Shares 12b-1 plan that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Buying Shares -- You can purchase shares of the Fund through broker-dealers or directly through the Advisor. You may buy shares of the Fund with an initial investment of $250 or more. Additional investments may be made for as little as $50. The Fund has the right to waive the minimum investment requirements for employees of the Advisor and its affiliates. The Fund also has the right to reject any purchase order.

Purchase Price/Determination of NAV -- The price of the Fund's shares is based on the Net Asset Value ("NAV") plus any applicable front-end sales charge for Class A Shares (the "Offering Price"). The Fund calculates NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund (assets-liabilities/number of shares outstanding = NAV). The Fund's investments are valued based on market value, or where market quotations are not available, on fair value as determined in good faith by the Board of Trustees. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.



If you pay a sales charge, your price will be the Fund's offering price. When you buy shares at the offering price, the Fund deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV.


To Buy Shares



------------------------------------------------------- -----------------------------------------------------
Initial Investment                                      Subsequent Investments
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
By Mail                                                 o        Make your check payable to the Capital
o        Complete and sign the account registration.             Appreciation Fund.


------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

o        Make your check payable to the Capital         o        Fill out an investment slip from an
         Appreciation Fund                                       account statement, include your name and
o        Mail the application and your check to:                 account number.  Mail to:

Eastern Point Advisors Funds Trust
PO Box 6110
Indianapolis, IN  46206                                 Eastern Point Advisors Funds Trust
                                                        PO Box 6110
                                                        Indianapolis, IN  46206
o        Minimum Initial Investment is $250.

                                                        o        Minimum subsequent investment for all
                                                                 accounts is $50.
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
By Wire
o        Call the transfer agent at (888) 826-2520 to   o        Call the transfer agent at (888) 826-2520
         arrange for a wire purchase.  For same day              to arrange for a wire purchase.  For same
         purchase, the wire must be received by 4:00             day purchase, the wire must be received by
         p.m. Eastern Time.                                      4:00 p.m. Eastern Time.

o        Wire federal funds to:                         o        Wire federal funds to:
         Huntington Bank                                         Huntington Bank
         ABA #044000024                                          ABA #044000024
         Account #01892281162                                    Account #01892281162
         For Further Credit (Your Name, Fund, Account            For Further Credit (Your Name, Fund,
         #)                                                      Account #)
         FBO:   (Insert your name and account number)            FBO:   (Insert your name and account
                                                                         number)
o        Mail completed account registration to the address above.
o        Note:  Your bank may charge a wire fee.
                                                        o        Note:  Your bank may charge a wire fee.
By Automatic Investment Plan
o        You must open a regular Fund account with
         $250 minimum prior to participating in this    o        Call (888) 826-2520 to request the form.
         plan.                                          o        Complete and return the form and any other
                                                                      required materials.

------------------------------------------------------- -----------------------------------------------------



Brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.

The Fund may accept telephone orders unless you decline telephone privileges on your account application. You may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Retirement Accounts -- Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call (888) 826-2520.

Selling Your Shares -- You may sell or "redeem" your shares on any day the NYSE is open, either directly through the Advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives your redemption request in proper order (less redemption fees if applicable).

Selling Recently Purchased Shares -- The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to eight
(8) business days to allow the purchase check to clear. If the purchase check has cleared, the eight business day period will not apply.

Signature Guarantees -- A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public can not.

When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

To Sell Shares:

By Mail      o     Submit a written             o     Mail your request to:
                   request for redemption       o     Eastern Point Advisors Funds Trust
                   with:                              P.O. Box 6110
             o     The Fund's name;                   Indianapolis, IN 46206
             o     Your   Fund    account
                   number;
             o     The  dollar  amount or       o     A check  will be mailed
                   number   of   shares   or          to the name and  address
                   percentage     of     the          in which the  account is
                   account  to be  redeemed;          registered.
                   and
             o     Signatures    of   all
                   persons  required to sign
                   for transactions,
                   exactly   as  the  shares
                   are registered.

By Wire      o     This  option  must  be        o    Wire redemption
                   elected   either  in  the          requests     must     be
                   initial   application  or          received    before 10:00
                   subsequently  in  writing          a.m.  Eastern  Time  for
                   with     a      signature          money  to be  wired  the
                   guarantee.                         same business day.
             o     Call   the    transfer        o    There  is   a   $15.00
                   agent at  (888) 826-2520           charge  for  redemptions
                   with your request.                 under  $10,000  made  by
                                                      wire.

By Telephone o     This service must be          o    The Fund will use
                   elected in advance,                reasonable procedures
                   either in the initial              to confirm that the
                   application or                     request is genuine.
                   subsequently in writing       o    Written    confirmation
                   with a signature                   will be provided.
                   guarantee.
             o Call the transfer agent at (888) 826-2520 with your request.

By           o     Complete the                   o   Withdrawals    can   be
Systematic         appropriate section on             monthly, quarterly,
Withdrawal         the Account Application            semi-annually or
Plan               or call (888) 826-2520             annually.   The  minimum
                   to request a form to               amount is $100.
                   add the plan.                      Redemption fees will
                                                      not be charged under
             o     To  participate,   you             this plan.
                   must   own  or   purchase
                   shares  with a  value  of
                   at least $10,000.



Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service that would not be charged by the Fund.

Additional Information on Buying and Selling Fund Shares

General Policies

The Fund reserves the right to:

     o    Change the minimum investment amounts;

     o cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear;

     o reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.



Market Timing Policies and Procedures

Some investors try to profit from a strategy of frequent purchases and redemptions of Fund shares commonly known as market timing. Such activity can be harmful to Fund shareholders. The risks of frequent purchases and redemptions of Trust shares include:

o    Dilution in the value of Fund shares held by long-term investors

o    Interference with efficient management of the Fund's portfolio

o    Increased brokerage and administrative costs

The Board of Trustees of the Trust has adopted policies and procedures designed to discourage frequent purchases and redemptions by shareholders. The Fund reserves the right to restrict, reject or cancel certain purchase or exchange orders and/or impose a redemption fee on specified redemptions and exchange transactions. In furtherance of this policy, the Board of Trustees has adopted the following procedures:

Deterrence of Frequent Purchases and Redemptions by Shareholders:

o Shareholders may only make ten (10) exchanges with respect to each Fund in a one year period;

o Transactions involving more than $1 million or ten percent (10%) of total Fund assets will be reviewed prior to execution to determine whether the activity will be harmful to other shareholders in the Fund;

o Shareholders must wait thirty (30) days after purchase of Fund shares before selling or exchanging such shares of the Fund.

If it is determined that a shareholder has exceeded the limits above, the Fund reserves the right to impose the following restrictions:

o Imposition of a redemption fee on all exchanges exceeding ten in a one year period;

o Exchanges may only be made by U.S. mail; no exchanges will be permitted to be made electronically, by telephone or by facsimile;

o Suspension or termination of a shareholder's right to purchase or redeem shares of Fund;

o Delay for up to one business day the processing of exchange requests in the event that, in the Fund's or its agent's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period;

o Shareholders who exceed, or are suspected of exceeding, the restrictions above under "Deterrence of Frequent Purchases and Redemptions by Shareholders" may be placed on a "watch list." Shareholders who have been placed on such list will have their transactions scrutinized before they are permitted to make further purchases or redemptions of Fund shares to determine that such activity is not harmful to a Fund.

Omnibus account transactions will be reviewed to determine whether such transactions are harmful to the Fund. To the extent that the activity is deemed harmful to the Fund, the restrictions provided for above may be imposed.

The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the portfolio management of the Fund, and purchase orders not accompanied by payment.

Exceptions to Restrictions on Frequent Purchase and Redemption Policy and
Procedures:

Notwithstanding the policy and procedures set forth above, the Fund will permit frequent purchases and redemptions under the following limited circumstances:

o        Systematic Withdrawal Plan
o        National emergency
o        Market turbulence
o Accounts held by certain retirement plans to conform to plan exchange limits and applicable law and regulation




Timing of Purchase or Sale Requests -- All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Redemption Policies -- Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays,
(2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fees -- To discourage short-term trading, purchases of Class A and Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gains distributions, or involuntarily redeemed shares.

Minimum Balances -- The Fund may redeem your remaining shares at NAV if the balance of your account falls below $250 due to redemptions. The Fund will notify you if your balance has fallen below $250, and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Mailings to Shareholders -- The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (888) 826-2520.

Dividends, Distributions and Taxes -- The Fund generally pays dividends and distributions of virtually all of its net investment income and net realized capital gains at least once a year.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short-term or long-term depending on how long the Fund held the security, regardless of how long you have held your shares. If the gain is on a security held by the Fund one year or less, it is considered short term; a gain on a security held more than one year by the Fund is considered long term.

Reinvestment Option -- Dividend and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you elect to receive them by check on the account application. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plans. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions -- Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares is a taxable event; you may realize a capital gain or loss on these transactions. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

You will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. You will also receive information showing which portion of the distributions is not taxable in certain states.

Backup Withholding -- Shareholders may have 30% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

Other Investment Strategies and Risks -- The Fund's main investment strategies are set out in the front of the Prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this Prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (888) 826-2520.

Other Potential Risks -- The Fund may, at times, invest a small portion of its assets in derivative securities, such as future contracts and options. In addition, the Fund may enter into interest rate, currency and swap agreements, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.

                              Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. ___________________ has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.



Financial Highlights

The Table below sets forth financial data for a share outstanding throughout the periods.




                                                        Year ended
                                                       September 30,
                                                           2004
                                                   --------------------
                                                   Class A     Class C


Per Share Operating Performance
Net asset value,
  beginning of period

Income from investment operations-
   Net investment loss]
   Net realized and unrealized
     gain (loss) on investments

Total from investment operations

Less distributions from capital gains

Net asset value, end of period

Total Return

Ratios/Supplemental Data Net assets, end of period (000's) Ratio to average net assets:
    Net investment loss
   Operating expenses
   Operating expenses
     excluding
     reimbursements
     and waivers
    Net investment loss excluding
     reimbursements and waivers
Portfolio turnover rate



                                            Year ended                                                            Period Ended
                                            September 30,                   Years ended September 30,              September 30,
                                                2003                    2002                   2001                   2000*
                                        --------------------    ---------------------------------------------- ----------------
                                        Class A     Class C     Class A     Class C     Class A    Class C    Class A   Class C
Per Share Operating Performance
Net asset value,
  beginning of period                   $ 8.93      $ 8.26      $ 8.80      $ 8.17      $15.41      $14.44    $10.00     $10.00
                                        -------     -------     -------     ------      ------      ------    ------     ------
Income from investment operations-
   Net investment loss]                  (0.41)      (0.48)      (0.45)[B]   (0.53)[B]   (0.46)[B]   (0.53)[B] (0.65)[B]  (0.74)[B]
   Net realized and unrealized
     gain (loss) on investments           1.98        1.85        0.58[B]     0.62 [B]   (5.79)[B]   (5.38)[B]  6.06[B]    5.18[B]
                                        -------     -------       ------     -------     ------      -------    -----     ------
Total from investment operations          1.57        1.37        0.13        0.09       (6.25)      (5.91)     5.41       4.44
                                        -------     -------       ------     -------     -------     -------    -----     ------
Less distributions from capital gains       -           -            -           -       (0.36)      (0.36)       -           -
                                        -------     -------       ------     -------     -------     -------   ------    -------
Net asset value, end of period          $10.50      $ 9.63       $ 8.93      $ 8.26      $ 8.80      $ 8.17    $15.41     $14.44
                                        ======      ======       ======      ======      ======      ======    ======     ======
Total Return                            17.58%      16.58%        1.48%       1.10%     (40.96%)    (41.37%)   54.10%[A]  44.40%[A]

Ratios/Supplemental Data
Net assets, end of period (000's)     $ 5,877      $  609      $ 6,454     $   642     $ 6,289       $ 837   $ 9,587    $ 1,352
Ratio to average net assets:
    Net investment loss                 (3.81%)**   (4.67%)**    (4.42%)     (5.17%)     (4.11%)     (4.86%)   (4.64%)**  (4.98%)**
   Operating expenses                    5.00%**     5.75%**      5.00%       5.75%       5.00%       5.75%     5.00%**    5.34%**
   Operating expenses
     excluding
     reimbursements
     and waivers                         5.27%**     6.02%**      5.88%       6.63%       5.15%       5.90%      7.07%**   7.82%**
    Net investment loss excluding
     reimbursements and waivers         (4.08%)**   (4.83%)**    (5.30%)     (6.05%)     (4.26%)     (5.01%)    (6.71%)** (7.46%)**
Portfolio turnover rate                   311%        311%         469%        469%        674%        674%       606%      606%


* The Capital Appreciation Fund (formerly known as the Eastern Point Advisors Twenty Fund) SEC effective, October 18, 1999. Class A commenced operations on October 19, 1999; Class C commenced operations on October 29, 1999.
**   Annualized

(A) Total return from Inception. (B) Based on average shares outstanding.



The following does not constitute part of and is not incorporated into the Prospectus for the Capital Appreciation Fund.

                           Privacy Policy
                 Eastern Point Advisors Funds Trust

Commitment to Consumer Privacy

   The Eastern Point Advisors Funds Trust is committed to handling investor information responsibly. We recognize and respect your privacy expectations and believe the confidentiality and security of your personal financial information is one of our financial responsibilities.

Collection of Consumer Information

   Eastern Point Advisors Funds Trust collects, retains and uses consumer information only where we reasonably believe it would be useful to the consumer and allowed by law. Consumer information collected by, or on our behalf generally comes from the following sources:

o     account applications and other forms submitted by Fund shareholders;

o correspondence, written or electronic, or telephone contacts with shareholders of, or consumers inquiring about Eastern Point
      Advisors Funds Trust;

o transaction history of shareholder accounts with Eastern Point Advisors Funds Trust; or

o     third parties.

Disclosure of Consumer Information

      We disclose consumer information to third parties who are not affiliated with the Eastern Point Advisors Funds Trust:

o     as permitted by law, or

o to perform marketing services on behalf of Eastern Point Advisors Funds Trust or pursuant to a joint marketing agreement between Eastern Point Advisors Funds Trust and other financial institutions.

Security of Consumer Information

   We require service providers to Eastern Point Advisors Funds Trust:

o to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of Eastern Point Advisors Funds Trust; and

o to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non-public personal information of customers and Eastern Point Advisors Funds Trust.

------------------------------------------------------------------------------


ADDITIONAL INFORMATION

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the SAI, request other information and ask questions about the Fund by contacting:

                   Unified Fund Services, Inc.
                   431 N. Pennsylvania Street
                   Indianapolis, IN 46204
                   Telephone: (888) 826-2520




Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders which are available without charge upon request. In the Fund's annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
The Fund makes available its SAI and annual and semi-annual reports, free of charge, at the following Internet address: _________________.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


The Fund's SEC File No. is 811-09497




                                     PART B

                       EASTERN POINT ADVISORS FUNDS TRUST

                           Rising Dividend Growth Fund

                       Statement of Additional Information

                                February 1, 2005


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Rising Dividend Growth Fund Prospectus dated February 1, 2005. The Prospectus incorporates this Statement of Additional Information by reference. The information in this Statement of Additional Information expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the principal distributor of the Rising Dividend Growth Fund at the phone number or address below.




                              Principal Distributor

                       Unified Financial Securities, Inc.
                           431 N. Pennsylvania Street
                             Indianapolis, IN 46204
                                 (888) 826-2520



The Fund's audited financial statements and notes thereto for the period ended September 30, 2004 and the unqualified report of _______________, the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the period ended September 30, 2004 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund or calling (888) 826-2520.

                                Table of Contents

                                                                            PAGE

Rising Dividend Growth Fund

Investment Strategies and Related Risks

Other Investment Practices and Risks

Investment Restrictions

Management of the Trust

Control Persons and Principal Holders of Securities

Investment Management and Other Services

Description of the Trust's Shares

Brokerage

Purchase, Redemption and Pricing of Shares

Net Asset Value

Taxes

Determination of Performance

Financial Statements

Appendix A - Description of Securities Ratings



                           Rising Dividend Growth Fund

Eastern Point Advisors Funds Trust (the "Trust"), 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999.

The Trust offers shares of beneficial interest (the "shares") in the Rising Dividend Growth Fund in one class of shares: Class A shares.

                     Investment Strategies and Related Risks

The Prospectus describes the fundamental investment objectives and certain restrictions applicable to the Fund. The following supplements the information found in the Prospectus concerning the investment policies of the Fund. The investment practices described below, except for the discussion on portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Common Stock. The Fund will generally invest in common stocks. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks generally have a history of long-term growth in value, common stock prices are often volatile in the short-term and can be influenced by general market risk and specific corporate risks.

Non-Diversification. The Fund is classified as "non-diversified" under the 1940 Act. Non-diversification means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since the Fund may invest a larger proportion of its assets in a single issuer, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities may be bonds, preferred stock or other securities that pay a fixed rate of interest or dividends, but offer the owner the option of converting the security into common stock. The value of convertible securities will change based on the price of the underlying common stock. Convertible securities generally pay less interest or dividend income than similar non-convertible securities, but a non-convertible security's income provides a cushion against the stock's price declines.

Master Limited Partnerships. The Fund may invest in Master Limited Partnerships ("MLPs"). MLPs are somewhat similar to REITS. However unlike REITS which must invest only in real estate, MLPs are not limited to a specific industry. Like REITS, MLPs trade like stocks and are required to distributed most of their earnings to shareholders. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. Their income depends on the volume of the products transported, not from the commodity's price. A MLP is a public limited partnership. Interests in the MLPs are bought and sold in the form of depositary receipts traded in the secondary market (i.e., on a stock exchange). The ability to trade the receipts provides liquidity that is not present with conventional private limited partnerships but are less liquid than conventional publicly traded securities. Master limited partnerships can be organized for income, capital gains or tax shelter purposes. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Small Capitalization Companies. The Fund may invest in companies with market capitalization of $1 billion or less. Investing in the common stock of smaller companies involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. In addition, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional exchanges and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Foreign Securities. The Fund may invest indirectly in foreign securities through American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks.

ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. Generally, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Fund will not invest in unsponsored ADRs and EDRs.

Risks of Foreign Securities. Indirect investments in foreign securities through ADRs and EDRs may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Additionally, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, foreign taxation, limitations on the removal of assets of a Fund from a country, political or social instability, or diplomatic developments.

If the Fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and any net investment income and gains that the Fund distributes to shareholders.

Restricted Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and which are subject to restrictions on transfer. The Fund will limit investments in restricted securities to no more than 15% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

Rule 144A Securities. The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities may be classified as "illiquid securities", however, any such security will not be considered illiquid if it is determined by Eastern Point Advisors, Inc. (the "Advisor"), under guidelines approved by the Fund's Board of Trustees, that an adequate market exists for that security. This investment practice could have the effect of raising the level of illiquidity in a Fund during any period in which qualified institutional buyers are not interested in purchasing these restricted securities.

Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities generally include securities that cannot be sold within seven business days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Repurchase agreements with maturities in excess of seven business days and securities that are not registered under the 1933 Act, but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act, are subject to this 15% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).


                      Other Investment Practices and Risks

Lending Portfolio Securities. The Fund may lend its portfolio securities. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Fund may make loans only to broker-dealers who are members of the New York Stock Exchange
(NYSE), or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if the Fund can terminate the loan at any time.

When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be prevented from or delayed in, liquidating the collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under which a Fund sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. The Fund continues to receive principal and interest payments on these securities. The Fund will maintain a segregated custodial account consisting of cash or liquid securities of any type or maturity, having a value at least equal to the repurchase price, plus accrued interest.

Reverse repurchase agreements involve the risk that the value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are borrowings by the Fund and are subject to its investment restrictions on borrowing.

Portfolio Turnover. The Fund's portfolio turnover rate is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

High rates of portfolio turnover (100% or more) entail certain costs, including increased taxable income for the Fund's shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns and other transaction costs incurred. The Advisor takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including, but not limited to, short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances and repurchase agreements. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Other Investments. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

Fixed-Income Securities. The Fund may invest in fixed-income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

U.S. Government Securities. The Fund may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law.

Credit Ratings. When investing in fixed-income securities, the Fund will purchase only those securities rated at the time of purchase within the four highest grades assigned by Standard & Poor's Rating Group ("S&P") (AAA, AA, A,
BBB) or Moody's Investor's Service, Inc. ("Moody's") (Aaa, Aa, A, Baa)

Generally, the ratings of Moody's and S&P represent the opinions of these agencies as to the credit quality of the securities which they rate. These ratings are subjective and are not absolute standards of quality. Changes in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will affect the value of the security.

The Fund may invest in eligible unrated securities, which, in the opinion of the Advisor, offer comparable risks to permissible rated securities. A security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund after purchase. Neither of these events will necessarily require the Fund to sell the securities.

Fixed-income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Advisor may have to reinvest in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Repurchase Agreements. The Fund may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, a Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date.

Repurchase agreements involve some credit risk. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. To minimize risk, collateral must be held with the Fund's custodian at least equal to the repurchase price, including any accrued interest.

Derivatives. The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Fund's transactions in derivative instruments may include the purchase and writing of options on securities.

Writing Covered Options. A call option on securities obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the option's expiration date. A put option on securities obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the option's expiration date. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to a Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account.

The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the other party to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option enables the Fund to purchase specified securities at a set price during the option period, in return for the premium paid. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option enables the Fund to sell specified securities at a specified price during the option period, in exchange for the premium paid. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased for the purpose of benefiting from a decline in the price of securities, which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by compensating changes in the value of the Fund's portfolio securities.

Risks Associated With Options Transactions. The success of transactions in derivative instruments depends on the Advisor's judgment as to their potential risks and rewards. Use of derivatives exposes the fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument.


                             Investment Restrictions

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares. Except as otherwise stated in the Prospectus, the Fund may not:

1. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act when selling its own portfolio securities.

3. Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

4. Invest in commodities or commodity futures contracts, or invest in oil, gas or other mineral leases, or exploration or development programs, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities and currencies.

5. Make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

6. Invest in the securities of any one industry (except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities), if as a result more than 25% of the Fund's total assets would be invested in the securities of such industry.

Non-Fundamental Investment Restrictions. The following restrictions may be modified by the Trustees without shareholder approval. The Fund may not:

1. Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be sold in seven business days at a price approximately equal to the price at which the Fund is valuing the security. Restricted securities and repurchase agreements with maturities in excess of seven business days are subject to this 15% limitation.

2. Invest in other open-end investment companies except to the extent allowed in the 1940 Act. Under the 1940 Act, the Fund may acquire securities of other investment companies if, immediately after the acquisition, the Fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the Fund's total assets in any other investment company, or (3) securities issued by such other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets.

3. Invest in a company for the purpose of exercising control or management of the company.

4. Write or purchase options in excess of 5% of the value of the Fund's total net assets.

5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may engage in short sales against the box for tax strategy purposes.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Fund's assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.


Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures with respect to the disclosure of the Fund's portfolio securities.

The Trust will not divulge nonpublic portfolio holdings to selected third parties unless the Trust has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. Such nonpublic information may only be disseminated in accordance with the Trust's policies and procedures.

Currently, the Trust will report its portfolio holdings as follows: (1) it will report a Fund's top ten portfolio holdings in advertising and related sales materials current to the most recent quarter end; (2) a Fund's complete list of portfolio holdings will be included in the Fund's annual and semi-annual reports; and (3) in required regulatory filings such as Form N-SAR and Form NP-X.

Exceptions: Nonpublic information with respect to portfolio holdings may be disclosed to: institutional investors; intermediaries that distribute the Trust's shares; third-party service providers, rating and ranking organizations, and affiliated persons of the Trust. The Trust may require any such third party to enter into a confidentiality agreement prior to the Trust providing disclosure of its portfolio holdings. Such agreements will also prohibit trading of portfolio securities based on the information received.

Only authorized officers or employees of the Trust's Advisor, Sub-Advisor or distributor may disseminate nonpublic portfolio holdings' information. All such dissemination will be subject to the oversight of the Trust's Chief Compliance Officer ("CCO"). Nonpublic portfolio holdings' information will not be distributed to third parties unless it is determined to be in the best interests of shareholders.

The Trust's CCO will monitor compliance with the policies and procedures adopted by the Trust. The CCO will report violations to the Board of Trustees.



                             Management of the Trust

Trustees and Officers of the Trust. The direction and supervision of the Fund is the responsibility of the Board of Trustees. Messrs. Charles, Murphy, Martin and Rando were elected by the shareholders of the Trust. The Board establishes the policies of the Trust and oversees and reviews the management of the Trust. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Trust. The Board also reviews the various services provided by the Advisor and the Trust's administrator to ensure that the Fund's general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below:

 -----------------------------------------------------------------------------
 Name (Age)     Position(s) Number Principal Occupation(s)   Other
 and Address    Held with   of     During the Past 5 Years   Directorships by
                Trust and   Funds                            Trustees
                Term and    in
                Length of   Trust
                Time Served Overseen
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Interested Trustees:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Theodore E.    Chairman     2    Chairman, Chief           None
 Charles (1)    of the            Executive Officer and
 (60)           Board,            President, Investors
 230 Broadway   President         Capital Holdings (1995
 East           and               to present); Chief
 Suite 203      Trustee           Executive Officer,
 Lynnfield, MA  since             Investors Capital
 01940          October,          Corporation and Eastern
                1999              Point Advisors, Inc.
                (indefinite       (1991 to present).
                term)
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Timothy B.     Treasurer    2    President, Investors      None
 Murphy (2)     and               Capital Corporation
 (39)           Trustee           (1994 to present);
 230 Broadway   since             President, Eastern Point
 East           October,          Advisors, Inc. (1995 to
 Suite 203      1999              2004); Vice
 Lynnfield, MA  (indefinite       President, Treasurer and
 01940          term)             Director, Investors
                                  Capital Holdings (1995 to present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Non-interested Trustees:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Robert T.      Trustee      2    Director of Operations,   None
 Martin, (36)   since             Ipswich Brewing Co.,
 230 Broadway   October,          (1995 to present);
 East           1999              Manager, Products for
 Suite 203      (indefinite       Research, Inc., a
 Lynnfield,     term)             scientific equipment
 MA  01940                        firm (1994-1995).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 John S.        Trustee      2    Owner/Manager, Wal-Lex    None
 Rando, Jr.,    since             Shopping Center
 (40)           October,          (1986-present).
 230 Broadway   1999
 East           (indefinite
 Suite 203      term)
 Lynnfield,
 MA  01940
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 A. Marshall    Trustee      2    Portfolio Strategist,
 Acuff, (64)    since             Senior Vice President
 50 Bellona     August,           and Managing Director,
 Arsenal        2004              Solomon Smith Barney
 Midlothian,    (indefinite       (1966 to 2001); Founder,
 VA 23113       term)             AMA Investment Counsel,
                                  LLC, a consulting group (2001 to present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Officers:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Steven C.      Secretary    2    Chief Legal Counsel to    None
 Preskenis,(34) since             Investors Capital
 230 Broadway   April,            Holdings, Investors
 East           2003              Capital Corporation and
 Suite 203      (one-year         Eastern Point Advisors,
 Lynnfield,     term)             Inc. (2000-present).
 MA  01940                        ADR Attorney, John
                                  John Hancock (1998-2000)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
L. Gregory        Vice President  President of Eastern
Gloeckner, (__)                   Point Advisors, Inc.
230 Broadway                      (____, 2004 to
East                              present)
Suite 203
Lynnfield,
MA 01940

 -----------------------------------------------------------------------------

(1) Mr. Charles is considered to be an "interested person" of the Trust because: (1) he is an officer of the Trust; and (2) he owns or controls various service providers.

(2)  Mr. Murphy is considered to be an "interested person" of the Trust because:
     (1) he is an officer of the Trust; and (2) he is an officer of the Advisor to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

The Trust has a standing Audit Committee of the Board of Trustees composed of Messrs. Martin, Rando and Acuff. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended September 30, 2004, the Audit Committee met once.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Martin, Rando and Acuff. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended September 30, 2004, the Nominating Committee met once.


Compensation of Trustees and Officers. Trustees and Officers affiliated with the Advisor are not compensated by the Trust for their services. The Trust does not have any retirement plan for its Trustees. Each Trustee who is not an affiliated person of the Advisor, as defined in the 1940 Act, will receive $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.


As of December 31, 2004, the Trustees beneficially owned the following dollar range of equity securities of the Fund:

- -----------------------------------------------------------------------------
 Name of Trustee       Dollar Range of Equity         Aggregate Dollar Range
                       Securities in the Trust        of Equity Securities in
                                                      All Registered
                                                      Investment Companies
                                                      Overseen by Trustee
                                                      in Family of
                                                      Investment Companies(1)
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Theodore E. Charles           ____                      $_________
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Timothy B. Murphy             ____                      $_________
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Robert T. Martin              ____                      ____
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 John S. Rando, Jr.            ____                      ____
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 A. Marshall Acuff             ____                      ____
 -----------------------------------------------------------------------------
(1) As of December 31, 2004

                               Compensation Table

The following table sets forth the compensation paid by the Trust to the non-interested Trustees during the Trust's fiscal period ending September 30, 2004:


 -----------------------------------------------------------------------------
 Name of     Aggregate Compensation    Pension or            Total Compensation
 Person,     From Fund                 Retirement            From Fund and Fund
 Position                              Benefits Accrued      Complex Paid to
                                       As Part of Fund       Trustees
                                       Expenses
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Robert T.      $500 per meeting        None                    $___ (2)
 Martin,        attended (1)
 Trustee
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 John S.        $500 per meeting        None                    $___ (2)
 Rando, Jr.,    attended (1)
 Trustee
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 A. Marshall    $500 per meeting        None                    $_____ (2)
 Acuff,         attended
 Trustee
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Arthur E.     $500 per meeting        None                     $____ (2)
 Stickney,     attended (1)
 Trustee (3)
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------


(1) Each Non-Interested Trustee is compensated solely for attendance at quarterly meetings of the Trustees at the rate of $500 per meeting attended. Should a Trustee attend each quarterly meeting during the Fund's fiscal year, his total compensation from the Fund will be $2,000. The Fund commenced operations on March 23, 2004.

(2) There is one other fund in the Fund Complex, the Capital Appreciation Fund (formerly known as the Eastern Point Advisors Twenty Fund). The Trustees listed above are also the Trustees for the Capital Appreciation Fund. Each Non-Interested Trustee of the Capital Appreciation Fund is compensated solely for attendance at quarterly meetings of the Trustees at the rate of $500 per meeting attended. Should a Trustee attend each quarterly meeting of both Funds during the Funds' fiscal year, his total compensation from both Funds will be $4,000.

(3)  Mr. Stickney resigned as a Trustee effective August 26, 2004.



Approval of the Advisory Agreement. The Board of Trustees of the Trust approved the terms and conditions of the investment advisory agreement between the Trust, on behalf of the Fund, and Eastern Point Advisors, Inc. ("the Advisor") at a meeting held on February 24, 2004. With respect to the approval of the Advisory Agreement, the trustees considered, among other things: (i) the terms and conditions of the Advisory Agreement; (ii) the proposed fees, (iii) the nature, quality and extent of the services to be received from the Advisor; (iv) information concerning the Advisor, including information on the qualifications and experience of the portfolio managers and their investment management style;
(v) the code of ethics of the Advisor; and (vi) information on the profitability of the Advisor. After discussion, the Board of Trustees concluded that the Advisor had the capabilities, resources and personnel necessary to manage the investments of the Fund. The Board of Trustees also concluded that based upon the services that the Advisor would provide to the Fund and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Fund and its shareholders to approve the Advisory Agreement and to submit such agreement to the Fund's initial shareholders for its approval.


Sales Load. The sales load is waived for purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Advisor, the Sub-Advisor, and by members of their immediate families.

Code of Ethics. The Trust, the Advisor and Sub-Advisor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act, applicable to the securities trading practices of their personnel. Each respective code permits the covered personnel to trade in securities in which the Trust may invest, subject to certain restrictions and reporting requirements.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet Website at http://www.sec.gov.

Proxy Voting Policies and Procedures

Policies. We may vote client proxies where a client requests and we accept such responsibility, or in the case of an employee benefit plan (as defined below), where such responsibility has been properly delegated to, and assumed by, us. In such circumstances we take our voting responsibilities very seriously and will only cast proxy votes in a manner consistent with the best interest of our clients or, to the extent applicable, their beneficiaries (collectively referred to as "clients"). Absent special circumstances, which are further discussed below, all proxies will be voted consistent with the guidelines set forth on Exhibit A ("Proxy Voting Guidelines") and these Proxy Voting Policies and Procedures, as they may be amended from time-to-time. We shall disclose to clients information about these policies and procedures, and also how they may obtain information on how we voted their proxies when we have been vested with discretion to exercise voting authority over client proxies. At any time, a client may contact us to request information about how we voted proxies for their securities. It is generally our policy not to disclose our proxy voting records to unaffiliated third parties or special interest groups.

Procedures. In order to implement these policies, we shall form and maintain a Proxy Voting Committee (the "Committee"). The Committee will be responsible for monitoring corporate actions, making proxy voting decisions, and ensuring that proxies are submitted in a timely manner. The Committee may delegate the responsibility to vote client proxies to one or more persons affiliated with us (such person (s) together with the Committee are hereafter collectively referred to as "Responsible Voting Parties") consistent with the Proxy Voting Guidelines. Specifically, when we receive proxy proposals where the Proxy Voting Guidelines outline our general position as voting either "for" or "against," the proxy will be voted by one of the Responsible Voting Parties in accordance with our Proxy Voting Guidelines. When we receive proxy proposals where the Proxy Voting Guidelines do not contemplate the issue or otherwise outline our general position as voting on a case-by-case basis, the proxy will be forwarded to the Committee, which will review the proposal and either vote the proxy or instruct one of the Responsible Voting Parties on how to vote the proxy.

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Parties may vote a proxy contrary to the Proxy Voting Guidelines if, in the sole determination of the Committee, it is determined that such action is in the best interest of our clients. In the exercise of such discretion, the Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients with respect to the same proxy vote.

The Responsible Voting Parties will document the rationale for all proxies voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of our recordkeeping process. In performing its responsibilities the Committee may consider information from one or more sources including, but not limited to, management of the company presenting the proposal, shareholder groups, legal counsel, and independent proxy research services. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

ERISA Plans. Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA") which we manage ("employee benefit plans") shall be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where we have been delegated sole proxy voting discretion, these policies and procedures will be followed subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interest of participants and beneficiaries. The Department of Labor has indicated that voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting "employer securities" held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is our policy to follow the provisions of a plan's governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

Conflicts of Interest. We may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships we maintain with persons having an interest in the outcome of certain votes. For example, we may provide services to accounts owned or controlled by companies whose management is soliciting proxies. We, along with our affiliates and/or employees, may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

If the Responsible Voting Parties become aware of any potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Committee. Conflicts of interest will be handled in various ways depending on their type and materiality of the conflict. We will take the following steps to ensure that our proxy voting decisions are made in the best interest of our clients and are not the product of such conflict:

       1. Where the Proxy Voting Guidelines outline our voting position, as either "for" or "against" such proxy proposal, voting will be in accordance with the our Proxy Voting Guidelines.

      2. Where the Proxy Voting Guidelines outline our voting position to be determined on a "case-by-case" basis for such proxy proposal, or such proposal is not contemplated in the Proxy Voting Guidelines, then one of the two following methods will be selected by the Committee depending upon the facts and circumstances of each situation and the requirements of applicable law:

           a. Voting the proxy in accordance with the voting recommendation of a non-affiliated third-party vendor; or

           b. Provide the client with sufficient information regarding the proxy proposal and obtain the client's consent or direction before voting.

Third Party Delegation. We may delegate to a non-affiliated third party vendor, the responsibility to review proxy proposals and make voting recommendations to us. We will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

Recordkeeping. We will maintain the following records under these policies and procedures:

      1.   A copy of all policies and procedures that we adopt.

      2. A copy of each proxy statement that we receive regarding client's securities.

      3.   A record of each vote that we cast on behalf of a client.

      4. A copy of any document we created that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for such decision.

      5. A copy of each written client request for information on how we voted proxies on behalf of the requesting client and a copy of our written response to any (written or verbal) client request for information on how we voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws, rules and regulations. We may rely upon the SEC's EDGAR system to maintain the records referred to in item (2) above. We may also rely upon one or more third parties to create and retain the records referred to in items (2) and (3) above provided that we obtain an undertaking from that third party to provide a copy of the documents promptly upon request.

Disclosures. A copy of these policies and procedures, as well as the manner in which we voted the client proxies will be provided to clients upon request.

Special Circumstances. We may choose not to vote proxies in certain situations or for certain accounts, such as: (1) where a client has informed us that they wish to retain the right to vote the proxy; (2) where we deem the cost of voting the proxy would exceed any anticipated benefit to the client; (3) where a proxy is received for a client that has terminated our services; (4) where a proxy is received for a security that we no longer manage (i.e., we had previously sold the entire position); and/or (5) where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets").

In addition, certain accounts over which we have proxy-voting discretion may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, we will be unable to vote any security that is out on loan to a borrower on a proxy record date. If we have investment discretion, however, we reserve the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-800-___-____ or on the following website: _____________ and (2) on the SEC's website at http://www.sec.gov.


              Control Persons and Principal Holders of Securities

Control Persons. Control persons are those that own beneficially more than 25% of the Fund's outstanding shares. As of December 1, 2004, there were no control persons of the Fund.

Principal Holders. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding shares. As of December 1, 2004, there were no principal holders of the Fund.

Management Ownership. As of December 1, 2004, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Trust, its series or classes.


                   Investment Management and Other Services

Investment Advisor. The Fund's investment advisor is Eastern Point Advisors, Inc. (the "Advisor"), 230 Broadway East, Lynnfield, Massachusetts 01940-2320. The Advisor was founded in 1995. The Advisor is the investment advisor of the Rising Dividend Growth Fund. Through his ownership and voting control of more than 25% of the outstanding shares of the Advisor and the Advisor's parent, Investors Capital Holdings, Ltd., Theodore E. Charles is considered to control the Advisor. The Advisor has engaged Dividend Growth Advisors, LLC. (the "Sub-Advisor"), 1894 Andell Bluff Boulevard, Johns Island, SC 29455 to manage the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Advisor. The Sub-Advisor is responsible, subject to the supervision and control of the Advisor, for the selection, purchasing, monitoring and sale of the securities in the Fund's investment portfolio. The Advisor arranges for the transfer agency, custody and all other services necessary to operate the Fund.


The Advisor also manages the Capital Appreciation Fund (formerly known as the Eastern Point Advisors Twenty Fund) as well as primarily individual private accounts. As of December 31, 2004, the Advisor had approximately $___ million of assets under management.

In addition to managing the Fund's investments consistent with its investment objectives, policies and limitations, the Advisor makes recommendations with respect to other aspects and affairs of the Fund. The Advisor also furnishes the Fund with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Fund are borne by the Fund. Under the Investment Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of fact or law or for any loss by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, the Fund pays the Advisor a monthly fee at the annual rate of .75% of the value of the Fund's average daily net assets. Factors considered in approving the investment advisory contract include the Advisor's familiarity with the Sub-Advisor and its investment philosophy and performance. For the fiscal period ended September 30, 2004, the Advisor was paid advisory fees totaling $43,098. The Advisor waived fees of $38,057 for the same period. The Advisor voluntarily waives fees and/or reimburses Fund expenses so that the net Total Annual Fund Operating Expenses do not exceed 1.65%. This arrangement may be voluntarily terminated by the Advisor on 60 days' notice.

The Investment Advisory Agreement is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Advisor, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.

The Investment Sub-Advisory Agreement is also for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Sub-Advisory Agreement or "interested persons" of any party to the Investment Sub-Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Sub-Advisory Agreement may be terminated at any time without penalty by the Trustees, or by vote of a majority of the outstanding shares of the fund or by the Advisor, upon sixty days' written notice. The Investment Sub-Advisory Agreement terminates automatically if assigned.

The Trust pays all expenses not assumed by the Advisor, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the Securities and Exchange Commission (the "SEC") and various state securities commissions, taxes, insurance premiums, fees of the Trust's administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of fund shares.

Administrator, Fund Accounting Services Agent, Transfer Agent and Dividend Paying Agent. Pursuant to the Mutual Fund Services Agreement with the Trust (the "Services Agreement"), Unified Fund Services ("UFS"), 431 N. Pennsylvania Street, Indianapolis, IN 46204 serves as the fund administrator, accounting services agent, transfer agent and dividend paying agent for the Trust. UFS supervises all aspects of the operation of the Fund, except those performed by the Advisor. UFS provides certain administrative services and facilities for the Trust, including preparing and maintaining certain books, records and monitoring compliance with state and federal regulatory requirements. For its services, UFS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. UFS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters. UFS, as transfer agent and dividend paying agent, furnishes account and transaction information and maintains shareholder account records. UFS is responsible for processing orders and payments for share purchases. UFS mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. UFS distributes income and capital gain distributions and prepares and files appropriate tax-related information. UFS, as accounting services agent, is responsible for accounting relating to the Trust and its investment transactions; maintaining its books and records; determining the daily net asset value per share; preparing security position, transaction and cash position reports.

Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. ("CSS") was the fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent and Fund Services, Inc. was the transfer agent of the Fund. For the fiscal year ended September 30, 2004, CSS was paid $_______ for administrative services to the Trust.


Distributor. The Advisor, on behalf of the Trust, has entered into a Distribution Agreement with Unified Financial Securities, Inc. (the "Distributor"). Prior to December 1, 2004, Investors Capital Corporation was the distributor of the Trust's shares and First Dominion Capital Corp. was the co-underwriter and national distributor of the Trust's shares. Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") who have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of shares of the Fund, which are continually offered at net asset value next determined, plus any applicable sales charge. The Distributor may pay extra compensation to financial services firms selling large amounts of Fund shares. This additional compensation would be calculated as a percentage of Fund shares sold by the firm.


Distribution Plans. The Trust has adopted a distribution plan for the Fund (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan compensates the Distributor for its services and distribution expenses under the Distribution Agreement. The principal services and expenses for which such compensation may be used include: compensation to employees or account executives and reimbursement of their expenses; overhead and telephone costs of such employees or account executives; printing of prospectuses or reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers. A report of the amounts expended under the Plan is submitted to and approved by the Trustees each quarter.

The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time by vote of the Trustees or by vote of a majority of the shares of the Fund.

Although there is no obligation for the Trust to pay expenses incurred by the Distributor in excess of those paid to the Distributor under the Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees will not be recovered through future distribution fees. If the Distributor's actual distribution expenditures in a given year are less than the Rule 12b-1 payments it receives from the Fund for that year and no effect is given to previously accumulated distribution expenditures in excess of the Rule 12b-1 payments borne by the Distributor out of its own resources in other years, the difference would be profit to the Distributor for that year.

Because amounts paid pursuant to the Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. None of the Trustees who are not an interested person of the Trust has a financial interest in the operation of the Plan.

The Plan was adopted because of its anticipated benefits to the Fund. These anticipated benefits include: increased promotion and distribution of the Fund's shares, an enhancement in the Fund's ability to maintain accounts and improve asset retention, increased stability of net assets of the Fund, increased stability in the Fund's positions and greater flexibility in achieving investment objectives.

The following table summarizes Rule 12b-1 payments made to Investors Capital Corporation, the former Distributor of the Trust's shares, for the fiscal period ended September 30, 2004:

     Fiscal Period Ended                 Class A Shares
     -------------------                 ---------------
     September 30, 2004                  $___________



The Distributor received the following compensation for the fiscal period ended September 30, 2004:

                      Net        Compensation   Brokerage      Other
                  Underwriting        on       Commissions Compensation
                 Discounts and   Redemptions
                  Commissions        and
                                   Repurchases
- -------------------------------------------------------------------------
2004           $    ____          _____          $ _____      $_____
- -------------------------------------------------------------------------
- -------------------------------------------------------------------------



Custodian. Huntington National Bank (the "Custodian"), 41 South High Street, Columbus, OH 43125, serves as custodian of the Trust. Prior to November 1, 2004, Brown Brothers Harriman & Co. served as custodian of the Trust. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments.

Independent Accountants. __________________________ are the independent accountants of the Trust. In addition to reporting annually on the financial statements of the Trust, the accountants assist and consult with the Trust in connection with the preparation of certain filings of the Trust with the SEC.


                        Description of the Trust's Shares

The Trust is a business trust organized on July 14, 1999 under Delaware law. The Trustees are responsible for the management and supervision of the Trust. The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, with $0.001 par value.

Under the Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trust Instrument also authorizes the Trustees to classify and reclassify the shares of the Trust, or any other series of the Trust, into one or more classes.

Each share of the Trust represents an equal proportionate interest in the assets belonging to the Trust and has equal dividend rights. When issued, shares are fully paid and non-assessable. In the event of liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that Class A shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Trust has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

                                    Brokerage

The Trust intends to place substantially all of its securities transactions through Investors Capital Corporation, an affiliate of the Advisor, and the former distributor of the Trust's shares, in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Distributor are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Trust will not effect transactions with the Distributor acting as principal for its own account.

The Advisor may also use non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Trust. Purchases and sales of portfolio securities are generally placed with broker-dealers who provide the best price (including brokerage commissions) and execution for orders. Transactions may also be allocated to broker-dealers who provide research. Higher fees may be paid to brokers that do not furnish research or furnish less valuable research if a good faith determination is made that the commissions paid are reasonable in relation to the value of the brokerage and research services provided. Among these services are those that brokerage houses customarily provide to institutional investors, such statistical and economic data and research reports on companies and industries.


The following table shows brokerage commissions paid by the Fund for the fiscal period ended September 30, 2004:

- -------------------------------------
   Fiscal Period Ended September 30,
- -------------------------------------
- -------------------------------------
      2004
- -------------------------------------
- -------------------------------------
      $ -----------
- -------------------------------------


                   Purchase, Redemption and Pricing of Shares

Purchase of Shares. The Fund offers Class A shares. The Trustees and Officers reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Fund's best interest.

Initial Sales Charges on Class A Shares. Class A shares are offered at a price equal to their net asset value plus a sales charge which is imposed at the time of purchase. The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the Prospectus.



Up to 100% of the sales charge may be re-allowed to dealers who achieve certain levels of sales or who have rendered coordinated sales support efforts. These dealers may be deemed underwriters. Other dealers will receive the following compensation:

------------------------------------------------------- -----------------------------------------------------
Amount Invested                                         Dealer Concession as a % of Offering Price of
                                                        Shares Purchased
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------

Less than $50,000                                       5.75% (until March 1, 2005)
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
$50,000 but less than $100,000                          4.00%
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
$100,000 but less than $500,000                         3.00%
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
$500,000 but less than $1,000,000                       2.00%
------------------------------------------------------- -----------------------------------------------------
------------------------------------------------------- -----------------------------------------------------
$1,000,000 or more                                      0.00%
------------------------------------------------------- -----------------------------------------------------



Although purchases of $1 million or more will not be subject to a sales charge, a finder's fee of up to 1.00% may be paid by the Advisor, Sub-Advisor or Distributor to the Dealer involved.

Obtaining a Reduced Sales Charge for Class A Shares. Methods of obtaining a reduced sales charge referred to in the Prospectus are described in more detail below. No sales charge will be imposed on increases in net asset value, dividends or capital gain distributions, or reinvestment of distributions in additional shares.

Rights of Accumulation (Class A Shares). If you already hold Class A shares, you may qualify for a reduced sales charge on your purchase of additional Class A shares. If the value of the Class A shares you currently hold plus the amount you wish to purchase is $50,000 or more, the sales charge on the Class A shares being purchased will be at the rate applicable to the total aggregate amount. The Distributor's policy is to give investors the lowest commission rate possible under the sales charge structure. However, to take full advantage of rights of accumulation, at the time of placing a purchase order, the investor or his dealer must request the discount and give the Distributor sufficient information to determine and confirm whether the purchase qualifies for the discount. Rights of accumulation may be amended or terminated at any time as to all purchases occurring thereafter.

Letter of Intent (Class A Shares). If you intend to purchase Class A shares valued at $50,000 or more during a 13-month period, you may make the purchases under a Letter of Intent so that the initial Class A shares you purchase qualify for the reduced sales charge applicable to the aggregate amount of your projected purchase. Your initial purchase must be at least 5% of the intended purchase. Purchases made within ninety days before the signing of the Letter of Intent may be included in such total amount and will be valued on the date of the Letter of Intent. The Letter of Intent will not impose a binding obligation to buy or sell shares on either the purchaser or the Fund.

During the period of the Letter of Intent, the transfer agent will hold shares representing 3% of the intended purchase in escrow to provide payment of additional sales charges that may have to be paid if the total amount purchased under the Letter of Intent is reduced. These shares will be released upon completion of the intended investment. If the total Class A shares covered by the Letter of Intent are not purchased, a price adjustment is made, depending upon the actual amount invested within the period covered by the Letter of Intent, by a redemption of sufficient shares held in escrow for the account of the investor. A Letter of Intent can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intent with the same expiration date as the original; and (b) automatically after the end of the period, if the total purchases of Class A shares credited to the Letter of Intent qualify for an additional reduction in the sales charge. For more information concerning the Letter of Intent, see the application form or contact the Distributor.

Sales Charge Waivers (Class A Shares). Under certain conditions, Class A shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor, and the Sub-Advisor, and any of their affiliated companies and immediate family members of any of these people. Class A shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor or Sub-Advisor; fee-based financial planners acting for the account of their clients; broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and banks, other financial institutions and financial supermarkets that have entered into agreements with the Fund to provide shareholder services for customers.

Terms of Redemptions. The amount of your redemption proceeds will be based on the net asset value per share next computed after the Distributor, the Fund or the transfer agent receives the redemption request in proper form. Payment for your redemption normally will be mailed to you, except as provided below. Your redemption proceeds will normally be mailed or wired the day after your redemption is processed. If you have purchased shares by check, the payment of your redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the Distributor or a participating dealer may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the New York Stock Exchange, or when trading in the markets the Trust normally uses is restricted or an emergency exists, as determined by the SEC, so that disposal of the Trust's assets or determination of its net asset value is not reasonably practicable, or for such other periods as the SEC by order may permit.

The Trust reserves the right to redeem your account if its value is less than $5,000 for non-qualified accounts and $1,000 for IRA accounts due to redemptions. The Trust will give the shareholder thirty days' notice to increase the account value to at least $5,000 for non-qualified accounts and $1,000 for IRA accounts. Redemption proceeds will be mailed in accordance with the procedures described above.

Redemptions-in-Kind. Although the Trust would not normally do so, the Trust has the right to pay the redemption price of shares of the Trust in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The Trust will value securities distributed in an in-kind redemption at the same value as is used in determining NAV.


Reinstatement Privilege (Class A Shares). A shareholder of Class A shares who has redeemed such shares and has not previously exercised the reinstatement privilege may reinvest any portion or all the redemption proceeds in Class A shares at net asset value, provided that such reinstatement occurs within one hundred and twenty calendar days after such redemption and the account meets the minimum account size requirement. This privilege may be modified or terminated at any time by the Trust.

In order to use this privilege, the shareholder must clearly indicate by written request to the Trust that the purchase represents a reinvestment of proceeds from previously redeemed Class A shares. If a shareholder realizes a gain on redemption of shares, this gain is taxable for federal income tax purposes even if all of such proceeds are reinvested. If a shareholder incurs a loss on a redemption and reinvests the proceeds in the same Fund, part or all of such loss may not be deductible for such tax purposes. Redemption fees are not reimbursed in the event of using the reinstatement privilege.

The reinstatement privilege may be used by each shareholder only once, regardless of the number of shares redeemed or repurchased. However, the privilege may be used without limit in connection with transactions for the sole purpose of transferring a shareholder's interest in a Trust to his or her Individual Retirement Account or other tax-qualified retirement plan account.

                                 Net Asset Value

The price of the Trust's shares is based on the Net Asset Value (the "NAV") plus any applicable front-end sales charge for Class A shares (the "Offering Price"). The Trust calculates NAV for each class by adding the total market value of its investments and other assets, subtracting any liabilities and then dividing that figure by the total number of its shares outstanding(assets-liabilities/the number of shares = NAV). The Trust uses the following procedures for purposes of calculating the NAV of Trust shares. If the Trust holds securities listed primarily on a foreign exchange that trades on days when the Trust is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

The Trust generally values equity securities traded on a national exchange or the NASDAQ Stock Market at their last sale price on the day of valuation. The Trust generally values equity securities for which no sales are reported on a valuation day, and securities traded over-the-counter, at the last available bid price.

The Trust values debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The Trust values short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

The Trust may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation or market price is not representative of true market value.

The Trust values foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The Custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determining the Trust's NAV. If quotations are not readily available, or the value of foreign securities has been materially affected by events occurring after the closing of a foreign market, the Trust may value its assets by a method that the Trustees believe accurately reflects fair value.

On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Trust's NAV is not calculated. Consequently, the Trust's portfolio securities may trade and the NAV of the Trust's shares may be significantly affected on days when a shareholder has no access to the Trust.

                                      Taxes

Below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of fund shares. This discussion does not purport to deal with all aspects of federal income taxation relevant to shareholders in light of their particular circumstances. This discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). If the Fund fails to qualify as a regulated investment company, the Fund will be subject to U.S. federal income tax.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to shareholders. The Fund intends to distribute substantially all of such income. Given the investment objectives of the Fund, dividend income will not be substantial.

Amounts not distributed in accordance with certain requirements are subject to a nondeductible 4% excise tax at the fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The Fund intends to avoid application of the excise tax.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, December or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Fund, whether paid in cash or reinvested in fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

Shareholders will be notified annually as to the U.S. federal tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

If the NAV of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption or sale of shares of the Fund, a shareholder may realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.

Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends paid, capital gain distributions and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability. The Fund, the Distributor or the transfer agent will not be able to recredit the account for any amount withheld.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).


                          Determination of Performance

Average Annual Total Return. The Fund may quote its performance in terms of average annual total return in communications to shareholders, or in advertising material. Average annual total return (before taxes) is calculated according to the following formula:
          n
P (1 + T)   = ERV

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years.

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-,5- or 10-year periods (or fractional portion).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The performance of the Fund depends on market conditions, portfolio composition and expenses. Investment yields, current distributions or total returns may differ from past results and there is no assurance that historical performance will continue.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rte for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                    6
 YIELD =   2[(a-b+1) -1]
              cd

Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
d = the maximum offering price per share on the last day of the period.

                              Financial Statements

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

Audited Financial Statements. The Fund's financial statements, including the notes thereto, dated as of September 30, 2004, which have been audited by _______________, are incorporated herein by reference from the Fund's 2004 Annual Report to Shareholders.




               Appendix A -- Descriptions of Securities Ratings

Commercial Paper Ratings.

Moody's Investors Service, Inc. (Moody's): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1. Quality of management.

2. Industry strengths and risks.

3. Vulnerability to business cycles.

4. Competitive position.

5. Liquidity measurements.

6. Debt structures.

7. Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor's Ratings Group, a Division of McGraw-Hill Companies, Inc. (S&P): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1. Liquidity ratios are adequate to meet cash requirements.

2. Long-term senior debt is rated A or better.

3. The issuer has access to at least two additional channels of borrowing.

4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.

5. Typically, the issuer is in a strong position in a well-established industry or industries.

6. The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.





                       EASTERN POINT ADVISORS FUNDS TRUST
                       Capital Appreciation Fund
               (formerly known as Eastern Point Advisors Twenty Fund)

                       Statement of Additional Information


                                February 1, 2005


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Capital Appreciation Fund Prospectus dated February 1, 2005. The Prospectus incorporates this Statement of Additional Information by reference. The information in this Statement of Additional Information expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the principal distributor of the Capital Appreciation Fund at the phone number or address below.

                              Principal Distributor

                       Unified Financial Securities, Inc.
                           431 N. Pennsylvania Street
                             Indianapolis, IN 46204
                                 (888) 826-2520

The Fund's audited financial statements and notes thereto for the year ended September 30, 2004 and the unqualified report of ______________________, the Fund's independent auditors, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended September 30, 2004 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund or calling (888) 826-2520.





                                Table of Contents

                                                                            PAGE

Capital Appreciation Fund

Investment Strategies and Related Risks

Other Investment Practices and Risks

Investment Restrictions

Management of the Trust

Control Persons and Principal Holders of Securities

Investment Management and Other Services

Description of Fund Shares

Brokerage

Purchase, Redemption and Pricing of Shares

Net Asset Value

Taxes

Determination of Performance

Financial Statements

Appendix A - Description of Securities Ratings



                             Capital Appreciation Fund
                   (formerly known as Eastern Point Advisors Twenty Fund)

Eastern Point Advisors Funds Trust (the "Trust"), 230 Broadway East, Suite 203, Lynnfield, Massachusetts 01940, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust on July 14, 1999.

The Trust offers shares of beneficial interest (the "shares") in Capital Appreciation Fund in two classes of shares: Class A Shares and Class C Shares (referred to individually as a "class" and collectively as the "classes"). On November 30, 2004, the Fund changed its name from Eastern Point Advisors Twenty Fund to Capital Appreciation Fund.

                     Investment Strategies and Related Risks

The Prospectus describes the fundamental investment objectives and certain restrictions applicable to the Fund. The following supplements the information found in the Prospectus concerning the investment policies of the Fund. The investment practices described below, except for the discussion on portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Common Stock. The Fund will generally invest in common stocks. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks generally have a history of long-term growth in value, common stock prices are often volatile in the short-term and can be influenced by general market risk and specific corporate risks.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities may be bonds, preferred stock or other securities that pay a fixed rate of interest or dividends, but offer the owner the option of converting the security into common stock. The value of convertible securities will change based on the price of the underlying common stock. Convertible securities generally pay less interest or dividend income than similar non-convertible securities, but a non-convertible security's income provides a cushion against the stock's price declines.

Small Capitalization Companies. The Fund may invest in companies with market capitalization of $1 billion or less. Investing in the common stock of smaller companies involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. In addition, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional exchanges, and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Foreign Securities. The Fund may invest directly in foreign securities or indirectly in foreign securities through American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. Generally, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Fund will not invest in unsponsored ADRs and EDRs.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Additionally, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, foreign taxation, limitations on the removal of assets of a Fund from a country, political or social instability, or diplomatic developments.

If the Fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders.

Restricted Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and which are subject to restrictions on transfer. The Fund will limit investments in restricted securities to no more than 15% of the Fund's total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

Rule 144A Securities. The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities may be classified as "illiquid securities", however, any such security will not be considered illiquid if it is determined by Eastern Point Advisors, Inc. (the "Advisor"), under guidelines approved by the Fund's Board of Trustees, that an adequate market exists for that security. This investment practice could have the effect of raising the level of illiquidity in a Fund during any period in which qualified institutional buyers are not interested in purchasing these restricted securities.

Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities generally include securities that cannot be sold within seven business days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Repurchase agreements with maturities in excess of seven business days and securities that are not registered under the 1933 Act, but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act, are subject to this 15% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

When-Issued Securities. The Fund may invest in securities prior to their date of issue. These securities could rise or fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Fixed-Income Securities. The Fund may invest in fixed-income securities. Even though interest-bearing securities are investments, which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

U.S. Government Securities. The Fund may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law.

Credit Ratings. When investing in fixed-income securities, the Fund will purchase only those securities rated at the time of purchase within the four highest grades assigned by Standard & Poor's Rating Group ("S&P") (AAA, AA, A, BBB, BB) or Moody's Investor's Service, Inc. ("Moody's") (Aaa, Aa, A, Baa)

Generally, the ratings of Moody's and S&P represent the opinions of these agencies as to the credit quality of the securities, which they rate. These ratings are subjective and are not absolute standards of quality. Changes in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will affect the value of the security.

The Fund may invest in eligible unrated securities, which, in the opinion of the Advisor, offer comparable risks to permissible rated securities. A security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund after purchase. Neither of these events will necessarily require the Fund to sell the securities.

Fixed-income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Advisor may have to reinvest in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Repurchase Agreements. The Fund may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, a Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date.

Repurchase agreements involve some credit risk. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. To minimize risk, collateral must be held with the Fund's custodian at least equal to the repurchase price, including any accrued interest.

Derivatives. The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Fund's transactions in derivative instruments may include the purchase and writing of options on securities.

Writing Covered Options. A call option on securities obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the option's expiration date. A put option on securities obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the option's expiration date. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to a Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account.

The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the other party to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option enables the Fund to purchase specified securities at a set price during the option period, in return for the premium paid. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option enables the Fund to sell specified securities at a specified price during the option period, in exchange for the premium paid. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased for the purpose of benefiting from a decline in the price of securities, which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by compensating changes in the value of the Fund's portfolio securities.

Risks Associated With Options Transactions. The success of transactions in derivative instruments depends on the Advisor's judgment as to their potential risks and rewards. Use of derivatives exposes the fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument.

                      Other Investment Practices and Risks

Lending Portfolio Securities. The Fund may lend its portfolio securities. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Fund may make loans only to broker-dealers who are members of the New York Stock Exchange
(NYSE), or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if the Fund can terminate the loan at any time.

When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be prevented from or delayed in, liquidating the collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under which a Fund sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. The Fund continues to receive principal and interest payments on these securities. The Fund will maintain a segregated custodial account consisting of cash or liquid securities of any type or maturity, having a value at least equal to the repurchase price, plus accrued interest.

Reverse repurchase agreements involve the risk that the value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are borrowings by the Fund and are subject to its investment restrictions on borrowing.

Non-Diversification. The Fund is classified as "non-diversified" under the 1940 Act. Non-diversification means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since the Fund may invest a larger proportion of its assets in a single issuer, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

Portfolio Turnover. The Fund's portfolio turnover rate is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

The Fund may have a portfolio turnover rate higher than that of other mutual fund with a similar objective. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%.

High rates of portfolio turnover (100% or more) entail certain costs, including increased taxable income for the Fund's shareholders. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns, and other transaction costs incurred. The Advisor takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including, but not limited to, short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances and repurchase agreements. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.


Other Investments. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             Investment Restrictions

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares. Except as otherwise stated in the prospectus, the Fund may not:

1. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act when selling its own portfolio securities.

3. Purchase, sell or invest in real estate, real estate investment trust securities, real estate limited partnership interests, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

4. Invest in commodities or commodity futures contracts, or invest in oil, gas or other mineral leases, or exploration or development programs, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, and currencies.

5. Make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

6. Invest in the securities of any one industry (except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities), if as a result more than 25% of the Fund's total assets would be invested in the securities of such industry.

Non-Fundamental Investment Restrictions. The following restrictions may be modified by the Trustees without shareholder approval. The Fund may not:

1. Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be sold in seven business days at a price approximately equal to the price at which the Fund is valuing the security. Restricted securities and repurchase agreements with maturities in excess of seven business days are subject to this 15% limitation.

2. Invest in other open-end investment companies except to the extent allowed in the 1940 Act. Under the 1940 Act, the Fund may acquire securities of other investment companies if, immediately after the acquisition, the Fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the Fund's total assets in any other investment company, or (3) securities issued by such other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets.

3. Invest in a company for the purpose of exercising control or management of the company.

4. Write or purchase options in excess of 5% of the value of the Fund's total net assets.

5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may engage in short sales against the box for tax strategy purposes.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Fund's assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.


Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures with respect to the disclosure of the Fund's portfolio securities.

The Trust will not divulge nonpublic portfolio holdings to selected third parties unless the Trust has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. Such nonpublic information may only be disseminated in accordance with the Trust's policies and procedures.

Currently, the Trust will report its portfolio holdings as follows: (1) it will report a Fund's top ten portfolio holdings in advertising and related sales materials current to the most recent quarter end; (2) a Fund's complete list of portfolio holdings will be included in the Fund's annual and semi-annual reports; and (3) in required regulatory filings such as Form N-SAR and Form NP-X.

Exceptions: Nonpublic information with respect to portfolio holdings may be disclosed to: institutional investors; intermediaries that distribute the Trust's shares; third-party service providers, rating and ranking organizations, and affiliated persons of the Trust. The Trust may require any such third party to enter into a confidentiality agreement prior to the Trust providing disclosure of its portfolio holdings. Such agreements will also prohibit trading of portfolio securities based on the information received.

Only authorized officers or employees of the Trust's Advisor, Sub-Advisor or distributor may disseminate nonpublic portfolio holdings' information. All such dissemination will be subject to the oversight of the Trust's Chief Compliance Officer ("CCO"). Nonpublic portfolio holdings' information will not be distributed to third parties unless it is determined to be in the best interests of shareholders.

The Trust's CCO will monitor compliance with the policies and procedures adopted by the Trust. The CCO will report violations to the Board of Trustees.



                             Management of the Trust

Trustees and Officers of the Trust. The direction and supervision of the Trust is the responsibility of the Board of Trustees. Messrs. Charles, Murphy, Martin and Rando were elected by the shareholders of the Trust. The Board establishes the policies of the Trust and oversees and reviews the management of the Trust. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Trust. The Board also reviews the various services provided by the Advisor and the Trust's administrator to ensure that the Trust's general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below:




 -----------------------------------------------------------------------------
 Name (Age)     Position(s) Number Principal Occupation(s)   Other
 and Address    Held with   of     During the Past 5 Years   Directorships by
                Trust and   Funds                            Trustees
                Term and    in
                Length of   Trust
                Time Served Overseen
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Interested Trustees:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Theodore E.    Chairman     2    Chairman, Chief           None
 Charles (1)    of the            Executive Officer and
 (60)           Board,            President, Investors
 230 Broadway   President         Capital Holdings (1995
 East           and               to present); Chief
 Suite 203      Trustee           Executive Officer,
 Lynnfield, MA  since             Investors Capital
 01940          October,          Corporation and Eastern
                1999              Point Advisors, Inc.
                (indefinite       (1991 to present).
                term)
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Timothy B.     Treasurer    2    President, Investors      None
 Murphy (2)     and               Capital Corporation
 (39)           Trustee           (1994 to present);
 230 Broadway   since             President, Eastern Point
 East           October,          Advisors, Inc. (1995 to
 Suite 203      1999              2004); Vice
 Lynnfield, MA  (indefinite       President, Treasurer and
 01940          term)             Director, Investors
                                  Capital Holdings (1995 to present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Non-interested Trustees:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Robert T.      Trustee      2    Director of Operations,   None
 Martin, (36)   since             Ipswich Brewing Co.,
 230 Broadway   October,          (1995 to present);
 East           1999              Manager, Products for
 Suite 203      (indefinite       Research, Inc., a
 Lynnfield,     term)             scientific equipment
 MA  01940                        firm (1994-1995).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 John S.        Trustee      2    Owner/Manager, Wal-Lex    None
 Rando, Jr.,    since             Shopping Center
 (40)           October,          (1986-present).
 230 Broadway   1999
 East           (indefinite
 Suite 203      term)
 Lynnfield,
 MA  01940
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 A. Marshall    Trustee      2    Portfolio Strategist,
 Acuff, (64)    since             Senior Vice President
 50 Bellona     August,           and Managing Director,
 Arsenal        2004              Solomon Smith Barney
 Midlothian,    (indefinite       (1966 to 2001); Founder,
 VA 23113       term)             AMA Investment Counsel,
                                  LLC, a consulting group (2001 to present).
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Officers:
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Steven C.      Secretary    2    Chief Legal Counsel to    None
 Preskenis,(34) since             Investors Capital
 230 Broadway   April,            Holdings, Investors
 East           2003              Capital Corporation and
 Suite 203      (one-year         Eastern Point Advisors,
 Lynnfield,     term)             Inc. (2000-present).
 MA  01940                        ADR Attorney, John
                                  John Hancock (1998-2000)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
L. Gregory     Vice President    President of Eastern
Gloeckner, (__)                  Point Advisors, Inc.
230 Broadway                     (____, 2004 to
East                             present)
Suite 203
Lynnfield,
MA 01940

 -----------------------------------------------------------------------------


(1) Mr. Charles is considered to be an "interested person" of the Trust because: (1) he is an officer of the Trust; and (2) he owns or controls various service providers.

(2)  Mr. Murphy is considered to be an "interested person" of the Trust because:
     (1) he is an officer of the Trust; and (2) he is an officer of the Advisor to the Fund.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

The Trust has a standing Audit Committee of the Board of Trustees composed of Messrs. Martin, Rando and Acuff. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended September 30, 2004, the Audit Committee met twice.

The Trust has a standing Nominating Committee of the Board composed of Messrs. Martin, Rando and Acuff. The Nominating Committee is responsible for the selection and nomination of candidates to serve as trustees of the Trust. Although the Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended September 30, 2004, the Nominating Committee met once.


As of December 31, 2004, the Trustees beneficially owned the following dollar range of equity securities in the Fund:

- ---------------------------------------------------------
Name of Trustee  Dollar Range of     Aggregate Dollar
                 Equity              Range of Equity
                 Securities in       Securities in all
                 the Trust           Registered Investment
                                     Companies Overseen by
                                     Trustee in Family of
                                     Investment Companies
- ---------------------------------------------------------
- ---------------------------------------------------------
Theodore E.
Charles         _____                 _____
- ---------------------------------------------------------
- ---------------------------------------------------------
Timothy B.      _____                 _____
Murphy
- ---------------------------------------------------------
- ---------------------------------------------------------
Robert T.       _____                 _____
Martin
- ---------------------------------------------------------
- ---------------------------------------------------------
John S. Rando,  _____                 _____
Jr.
- ---------------------------------------------------------
- ---------------------------------------------------------
A. Marshall     _____                 _____
Acuff
- ---------------------------------------------------------


Compensation of Trustees and Officers. Trustees and Officers affiliated with the Advisor are not compensated by the Trust for their services. The Trust does not have any retirement plan for its Trustees. Each Trustee who is not an affiliated person of the Advisor, as defined in the 1940 Act, receives $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.


                               Compensation Table

The following table sets forth the compensation paid by the Trust to the non-interested Trustees during the Trust's fiscal year ending September 30, 2004.


 -----------------------------------------------------------------------------
 Name of     Aggregate Compensation    Pension or            Total Compensation
 Person,     From Fund                 Retirement            From Fund and Fund
 Position                              Benefits Accrued      Complex Paid to
                                       As Part of Fund       Trustees
                                       Expenses
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Robert T.      $500 per meeting        None                    $____ (2)
 Martin,       attended (1)
 Trustee
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 John S.        $500 per meeting        None                    $____ (2)
 Rando, Jr.,    attended (1)
 Trustee
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 A. Marshall    $500 per meeting        None                    $_____ (2)
 Acuff,         attended
 Trustee
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
 Arthur E.     $500 per meeting        None                     $____ (2)
 Stickney,     attended (1)
 Trustee (3)
 -----------------------------------------------------------------------------
 -----------------------------------------------------------------------------
(1) Each Non-Interested Trustee is compensated solely for attendance at quarterly meetings of the Trustees at the rate of $500 per meeting attended. Should a Trustee attend each quarterly meeting during the Fund's fiscal year, his total compensation from the Fund will be $2,000.

(2) There is one other fund in the Fund Complex, the Rising Dividend Growth Fund. The Trustees listed above are also the Trustees for the Rising Dividend Growth Fund. Each Non-Interested Trustee of the Rising Dividend Growth Fund is compensated solely for attendance at quarterly meetings of the Trustees at the rate of $500 per meeting attended. Should a Trustee attend each quarterly meeting of both Funds during the Funds' fiscal year, his total compensation from both Funds will be $4,000.

(3)  Mr. Stickney resigned as a Trustee effective August 26, 2004.



Approval of the Investment Advisory Agreement. The Board of Trustees most recently re-approved the terms and conditions of: (i) the Investment Advisory Agreement between the Trust, on behalf of the Fund, and Eastern Point Advisors, Inc. (the "Advisor") at a meeting on May ___, 2004. At the meeting, the trustees reviewed the materials provided in advance of the meeting. These materials included a description of the agreement, information concerning the fees charged for investment advisory services, information on the Fund's expense ratio, performance data for the Fund and comparable competitors and indices, and information concerning the personnel rendering investment advisory services to the Fund. Each trustee was also provided with a memorandum discussing the Board's responsibilities in connection with the renewal of the agreement and materials which analyzed the Fund's fees, expenses and performance in comparison to other comparable funds and indices.

The Board discussed the various information provided to them and reviewed the terms and conditions of the agreement. The Board also reviewed the nature, scope and quality of the investment advisory services provided to the Fund. The Board discussed the profitability of the Adviser. A discussion ensued concerning the renewal of the agreement. After discussion, it was decided to continue the agreement for a period of one year after the agreement's present expiration date, and that the agreement contained terms, including the provisions for fees, that were fair and reasonable to the Fund.

Sales Load. The sales load is waived for purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Advisor and by members of their immediate families.

Code of Ethics. The Fund and the Advisor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act, applicable to the securities trading practices of their personnel. Each respective code permits the covered personnel to trade in securities in which the Trust may invest, subject to certain restrictions and reporting requirements.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet Website at http://www.sec.gov.

Proxy Voting Policies and Procedures

Policies. We may vote client proxies where a client requests and we accept such responsibility, or in the case of an employee benefit plan (as defined below), where such responsibility has been properly delegated to, and assumed by, us. In such circumstances we take our voting responsibilities very seriously and will only cast proxy votes in a manner consistent with the best interest of our clients or, to the extent applicable, their beneficiaries (collectively referred to as "clients"). Absent special circumstances, which are further discussed below, all proxies will be voted consistent with the guidelines set forth on Exhibit A ("Proxy Voting Guidelines") and these Proxy Voting Policies and Procedures, as they may be amended from time-to-time. We shall disclose to clients information about these policies and procedures, and also how they may obtain information on how we voted their proxies when we have been vested with discretion to exercise voting authority over client proxies. At any time, a client may contact us to request information about how we voted proxies for their securities. It is generally our policy not to disclose our proxy voting records to unaffiliated third parties or special interest groups.

Procedures. In order to implement these policies, we shall form and maintain a Proxy Voting Committee (the "Committee"). The Committee will be responsible for monitoring corporate actions, making proxy voting decisions, and ensuring that proxies are submitted in a timely manner. The Committee may delegate the responsibility to vote client proxies to one or more persons affiliated with us (such person (s) together with the Committee are hereafter collectively referred to as "Responsible Voting Parties") consistent with the Proxy Voting Guidelines. Specifically, when we receive proxy proposals where the Proxy Voting Guidelines outline our general position as voting either "for" or "against," the proxy will be voted by one of the Responsible Voting Parties in accordance with our Proxy Voting Guidelines. When we receive proxy proposals where the Proxy Voting Guidelines do not contemplate the issue or otherwise outline our general position as voting on a case-by-case basis, the proxy will be forwarded to the Committee, which will review the proposal and either vote the proxy or instruct one of the Responsible Voting Parties on how to vote the proxy.

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Parties may vote a proxy contrary to the Proxy Voting Guidelines if, in the sole determination of the Committee, it is determined that such action is in the best interest of our clients. In the exercise of such discretion, the Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients with respect to the same proxy vote.

The Responsible Voting Parties will document the rationale for all proxies voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of our recordkeeping process. In performing its responsibilities the Committee may consider information from one or more sources including, but not limited to, management of the company presenting the proposal, shareholder groups, legal counsel, and independent proxy research services. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

ERISA Plans. Plans governed by the Employee Retirement Income Security Act of 1974, as amended ("ERISA") which we manage ("employee benefit plans") shall be administered consistent with the terms of the governing plan documents and applicable provisions of ERISA. In cases where we have been delegated sole proxy voting discretion, these policies and procedures will be followed subject to the fiduciary responsibility standards of ERISA. These standards generally require fiduciaries to act prudently and to discharge their duties solely in the interest of participants and beneficiaries. The Department of Labor has indicated that voting decisions of ERISA fiduciaries must generally focus on the course that would most likely increase the value of the stock being voted.

The documents governing ERISA individual account plans may set forth various procedures for voting "employer securities" held by the plan. Where authority over the investment of plan assets is granted to plan participants, many individual account plans provide that proxies for employer securities will be voted in accordance with directions received from plan participants as to shares allocated to their plan accounts. In some cases, the governing plan documents may further provide that unallocated shares and/or allocated shares for which no participant directions are received will be voted in accordance with a proportional voting method in which such shares are voted proportionately in the same manner as are allocated shares for which directions from participants have been received. Consistent with Labor Department positions, it is our policy to follow the provisions of a plan's governing documents in the voting of employer securities, unless it determines that to do so would breach its fiduciary duties under ERISA.

Conflicts of Interest. We may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships we maintain with persons having an interest in the outcome of certain votes. For example, we may provide services to accounts owned or controlled by companies whose management is soliciting proxies. We, along with our affiliates and/or employees, may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

If the Responsible Voting Parties become aware of any potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Committee. Conflicts of interest will be handled in various ways depending on their type and materiality of the conflict. We will take the following steps to ensure that our proxy voting decisions are made in the best interest of our clients and are not the product of such conflict:

     1. Where the Proxy Voting Guidelines outline our voting position, as either "for" or "against" such proxy proposal, voting will be in accordance with the our Proxy Voting Guidelines.

      2. Where the Proxy Voting Guidelines outline our voting position to be determined on a "case-by-case" basis for such proxy proposal, or such proposal is not contemplated in the Proxy Voting Guidelines, then one of the two following methods will be selected by the Committee depending upon the facts and circumstances of each situation and the requirements of applicable law:

           a. Voting the proxy in accordance with the voting recommendation of a non-affiliated third-party vendor; or

           b. Provide the client with sufficient information regarding the proxy proposal and obtain the client's consent or direction before voting.

Third Party Delegation. We may delegate to a non-affiliated third party vendor, the responsibility to review proxy proposals and make voting recommendations to us. We will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

Recordkeeping. We will maintain the following records under these policies and procedures:

      1.   A copy of all policies and procedures that we adopt.

      2. A copy of each proxy statement that we receive regarding client's securities.

      3.   A record of each vote that we cast on behalf of a client.

      4. A copy of any document we created that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for such decision.

      5. A copy of each written client request for information on how we voted proxies on behalf of the requesting client and a copy of our written response to any (written or verbal) client request for information on how we voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws, rules and regulations. We may rely upon the SEC's EDGAR system to maintain the records referred to in item (2) above. We may also rely upon one or more third parties to create and retain the records referred to in items (2) and (3) above provided that we obtain an undertaking from that third party to provide a copy of the documents promptly upon request.

Disclosures. A copy of these policies and procedures, as well as the manner in which we voted the client proxies will be provided to clients upon request.

Special Circumstances. We may choose not to vote proxies in certain situations or for certain accounts, such as: (1) where a client has informed us that they wish to retain the right to vote the proxy; (2) where we deem the cost of voting the proxy would exceed any anticipated benefit to the client; (3) where a proxy is received for a client that has terminated our services; (4) where a proxy is received for a security that we no longer manage (i.e., we had previously sold the entire position); and/or (5) where the exercise of voting rights could restrict the ability of an account's portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets").

In addition, certain accounts over which we have proxy-voting discretion may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, we will be unable to vote any security that is out on loan to a borrower on a proxy record date. If we have investment discretion, however, we reserve the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available (1) without charge, upon request by calling 1-800-___-____ or on the following website: ___________ and (2) on the SEC's website at http://www.sec.gov.


              Control Persons and Principal Holders of Securities

Control Persons. Control persons are those that own beneficially more than 25% of the Fund's outstanding shares. As of December 31, 2004, there were no control persons of the Fund.

Principal Holders. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding shares. As of December 31, 2004, there were no principal holders of the Fund.

Management Ownership. As of December 31, 2004, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Trust, its series or classes.


                   Investment Management and Other Services

     Investment Advisor. The Fund has employed Eastern Point Advisors, Inc. (the "Advisor") as its investment advisor. As of December 31, 2004, the Advisor managed approximately $___ million of assets, consisting primarily of non-discretionary brokerage accounts. The Advisor was founded in 1995. The Advisor is also the investment advisor of the Rising Dividend Growth Fund. Through his ownership and voting control of more than 25% of the outstanding shares of the Advisor and the Advisor's parent, Investors Capital Holdings, Ltd., Theodore E. Charles is considered to control the Advisor.

In addition to managing the Fund's investments consistent with its investment objectives, policies and limitations, the Advisor makes recommendations with respect to other aspects and affairs of the Fund. The Advisor also furnishes the Fund with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Fund are borne by the Fund. Under the Investment Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of fact or law or for any loss by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, the Fund pays the Advisor a monthly fee at the annual rate of 1.50% of the value of the Fund's average daily net assets. For the Fund's fiscal year ended September 30, 2004, the Advisor voluntarily agreed to waive its fees and reimburse expenses so that total operating expenses of the Fund did not exceed 5.00% for Class A Shares and 5.75% for Class C Shares. A new expense reimbursement arrangement, described in the Prospectus, took effect on November 1, 2004. Any waiver or reimbursement by the Advisor is subject to reimbursement by the Fund within the following three years, to the extent such reimbursement by the Fund would not cause total operating expenses to exceed any current expense limitation. Additionally, the Advisor has agreed to reimburse all expenses incurred in connection with the organization of the Fund, subject to the same recapture provisions described above.

The Investment Advisory Agreement is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Advisor, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.

The Trust pays all expenses not assumed by the Advisor, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the Securities and Exchange Commission (the "SEC") and various state securities commissions, taxes, insurance premiums, fees of the Trust's administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of fund shares.

The following table shows the amounts of investment advisory fees payable, fees waived and expenses reimbursed for the last three fiscal years.

- ------------------------------------------------------------------------------
Year Ended September 30,   Fees Payable   Fees Waived      Expenses Reimbursed
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------
2004                         $ ________    $_________        $____
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------
2003                         $ 99,447      $17,786           $-0-
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------
2002                        $125,553       $73,893           $-0-
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------


Administrator, Fund Accounting Services Agent, Transfer Agent and Dividend Paying Agent. Pursuant to the Mutual Fund Services Agreement with the
Trust (the "Services Agreement"), Unified Fund Services ("UFS"), 431 N. Pennsylvania Street, Indianapolis, IN 46204 serves as the fund administrator, accounting services agent, transfer agent and dividend payment agent for the Trust. UFS supervises all aspects of the operation of the Fund, except those performed by the Advisor. UFS provides certain administrative services and facilities for the Trust, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. For its services, UFS receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee. UFS also receives an hourly fee, plus out-of-pocket expenses for shareholder servicing and state securities law matters. UFS, as transfer agent and dividend paying agent, furnishes account and transaction information and maintains shareholder account records. UFS is responsible for processing orders and payments for share purchases. UFS mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. UFS distributes income and capital gain distributions and prepares and files appropriate tax-related information. UFS, as accounting services agent, is responsible for accounting relating to the Trust and its investment transactions; maintaining its books and records; determining the daily net asset value per share; preparing security position, transaction and cash position reports.

Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. ("CSS") was the fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent and Fund Services, Inc. was the transfer agent of the Fund. For the fiscal years ended September 30, 2004 and September 30, 2003, CSS was paid $_______ and $_____, respectively, for administrative services to the Trust.


Prior to December 6, 2002, PFPC Inc. ("PFPC"), 3200 Horizon Drive, King of Prussia, PA served as administrator to the Fund pursuant to a Services Agreement. For the fiscal year ended September 30, 2002, PFPC was paid $68,493 for administrative services to the Fund.


Distributor. The Advisor, on behalf of the Trust, has entered into a Distribution Agreement with Unified Financial Securities, Inc. (the "Distributor"). Prior to December 1, 2004, Investors Capital Corporation was the distributor of the Trust's shares and First Dominion Capital Corp. was the co-underwriter and national distributor of the Trust's shares. Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") who have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of shares of the Fund, which are continually offered at net asset value next determined, plus any applicable sales charge. The Distributor may pay extra compensation to financial services firms selling large amounts of Fund shares. This additional compensation would be calculated as a percentage of Fund shares sold by the firm.


The Distributor received the following compensation during the last three fiscal years.

- -------------------------------------------------------------------------
Fiscal Year           Net        Compensation   Brokerage      Other
Ended September   Underwriting        on       Commissions Compensation*
30,              Discounts and   Redemptions
                  Commissions        and
                                   Repurchases
- -------------------------------------------------------------------------
2004            $    ____         ____         $ _____      $______
- -------------------------------------------------------------------------
- -------------------------------------------------------------------------
2003            $    866         None          $ 3,750      $21,129
- -------------------------------------------------------------------------
- -------------------------------------------------------------------------
2002              $ 68,133       None           $77,037     $27,201
- -------------------------------------------------------------------------
- -------------------------------------------------------------------------

* Payments received from the Fund's Distribution Plans (see below).

Distribution Plans. The Trust has adopted distribution plans for the Class A and Class C Shares of the Fund (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans compensate the Distributor for its services and distribution expenses under the Distribution Agreement. The principal services and expenses for which such compensation may be used include: compensation to employees or account executives and reimbursement of their expenses; overhead and telephone costs of such employees or account executives; printing of prospectuses or reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers. A report of the amounts expended under each Plan is submitted to and approved by the Trustees each quarter.

The Plans are subject to annual approval by the Trustees. The Plans are terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class of the Fund.

Although there is no obligation for the Trust to pay expenses incurred by the Distributor in excess of those paid to the Distributor under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees could be recovered through future distribution fees. If the Distributor's actual distribution expenditures in a given year are less than the Rule 12b-1 payments it receives from the Fund for that year, and no effect is given to previously accumulated distribution expenditures in excess of the Rule 12b-1 payments borne by the Distributor out of its own resources in other years, the difference would be profit to the Distributor for that year.

Because amounts paid pursuant to a Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. None of the Trustees who are not an interested person of the Trust has a financial interest in the operation of any Plan.

The Plans were adopted because of their anticipated benefits to the Fund. These anticipated benefits include: increased promotion and distribution of the Fund's shares, an enhancement in the Fund's ability to maintain accounts and improve asset retention, increased stability of net assets of the Fund, increased stability in the Fund's positions, and greater flexibility in achieving investment objectives.

The following table summarizes Rule 12b-1 payments made to Investors Capital Corporation, the former distributor of the Trust's shares, for the last three fiscal years.

- ------------------------------------------------------------------------------
Year Ended September 30,        Class A Shares       Class C Shares
- ------------------------------------------------------------------------------
2004                             $______             $ ______
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------
2003                             $15,055             $ 6,074
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------
2002                             $18,834             $ 8,367
- ------------------------------------------------------------------------------
- ------------------------------------------------------------------------------


Custodian. Huntington National Bank (the "Custodian"), 41 South High Street, Columbus, OH 43125, serves as custodian of the Trust. Prior to November 1, 2004, Brown Brothers Harriman & Co. served as custodian of the Trust. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments.


Independent Auditors. ___________________ are the independent auditors of the Trust. In addition to reporting annually on the financial statements of the Trust, the accountants assist and consult with the Trust in connection with the preparation of certain filings of the Trust with the SEC.




                        Description of the Trust's Shares

The Trust is a business trust organized on July 14, 1999 under Delaware law. The Trustees are responsible for the management and supervision of the Trust. The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, with $0.001 par value.

Under the Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trust Instrument also authorizes the Trustees to classify and reclassify the shares of the Trust, or any other series of the Trust, into one or more classes.

Each share of the Trust represents an equal proportionate interest in the assets belonging to the Trust and has equal dividend rights. When issued, shares are fully paid and non-assessable. In the event of liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Trust has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

                                    Brokerage

The Trust intends to place substantially all of its securities transactions through Investors Capital Corporation, an affiliate of the Advisor, in accordance with procedures set forth in Rule 17e-1 under the 1940 Act. These procedures, which have been adopted by the Trustees, including a majority of the non-interested Trustees, are reasonably designed to provide that any commissions, fees or other compensation paid to the Distributor are fair and reasonable when compared to commissions, fees and other compensation received from other firms who engage in comparable transactions. The Fund will not effect transactions with the Distributor acting as principal for its own account.

The Advisor may also use non-affiliated brokers, dealers or members of a securities exchange to execute portfolio transactions on behalf of the Trust. Purchases and sales of portfolio securities are generally placed with broker-dealers who provide the best price (including brokerage commissions) and execution for orders. Transactions may also be allocated to broker-dealers who provide research. Higher fees may be paid to brokers that do not furnish research or furnish less valuable research if a good faith determination is made that the commissions paid are reasonable in relation to the value of the brokerage and research services provided. Among these services are those that brokerage houses customarily provide to institutional investors, such statistical and economic data and research reports on companies and industries.



The following table shows brokerage commissions paid by the Trust during the last three fiscal years. For the three years: (1) 100% of the Fund's aggregate broker commissions were paid to Investors Capital Corporation; and (2) 100% of the Trust's aggregate dollar amount of transactions involving payment of commissions were effected through Investors Capital Corporation.

- ------------------------------------------
   Years Ended September 30,
- ------------------------------------------
- ------------------------------------------
      2004       2003      2002
- ------------------------------------------
- ------------------------------------------
     $_____     $70,414   $77,037
- ------------------------------------------

                  Purchase, Redemption and Pricing of Shares

Purchase of Shares. The Fund offers Class A and Class C Shares. The Trustees and Officers reserve the right to change or waive the Trust's minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Trust's best interest.

Initial Sales Charges on Class A Shares. Class A Shares are offered at a price equal to their net asset value plus a sales charge which is imposed at the time of purchase. The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the prospectus. A hypothetical illustration of the computation of the offering price per share of the Fund, using the value of the Fund's Class A net assets and the number of outstanding Class A Shares of the Fund at the close of business on September 30, 2004 and the maximum front-end sales charge of 5.75% is as follows:

- ------------------------------------------
Class A Net Assets              $5,876,789
- ------------------------------------------
- ------------------------------------------
Class A Outstanding Shares         559,539
- ------------------------------------------
- ------------------------------------------
Class  A Net  Asset  Value  Per $    10.50
Share
- ------------------------------------------
- ------------------------------------------
Sales   Load   (5.75%   of  the $     0.64
Offering Price)
- ------------------------------------------
- ------------------------------------------
Offering Price to the Public    $    11.14
- ------------------------------------------

Up to 100% of the sales charge may be re-allowed to dealers who achieve certain levels of sales or who have rendered coordinated sales support efforts. These dealers may be deemed underwriters. Other dealers will receive the following compensation:

Amount Invested                                       Dealer Concession as a %
                                                      of Offering Price of
                                                      Shares Purchased

Less than $50,000                                     5.00%
$50,000 but less than $100,000                        4.00%
$100,000 but less than $500,000                       3.00%
$500,000 but less than $1,000,000                     2.00%
$1,000,000 or more                                    1.00%

Obtaining a Reduced Sales Charge for Class A Shares. Methods of obtaining a reduced sales charge referred to in the prospectus are described in more detail below.

No sales charge will be imposed on increases in net asset value, dividends or capital gain distributions, or reinvestment of distributions in additional Class A shares.

Rights of Accumulation (Class A Shares). If you already hold Class A Shares, you may qualify for a reduced sales charge on your purchase of additional Class A shares. If the value of the Class A Shares you currently hold plus the amount you wish to purchase is $50,000 or more, the sales charge on the Class A Shares being purchased will be at the rate applicable to the total aggregate amount. The Distributor's policy is to give investors the lowest commission rate possible under the sales charge structure. However, to take full advantage of rights of accumulation, at the time of placing a purchase order, the investor or his dealer must request the discount and give the Distributor sufficient information to determine and confirm whether the purchase qualifies for the discount. Rights of accumulation may be amended or terminated at any time as to all purchases occurring thereafter.

Letter of Intent (Class A Shares). If you intend to purchase Class A Shares valued at $50,000 or more during a 13-month period, you may make the purchases under a Letter of Intent so that the initial Class A Shares you purchase qualify for the reduced sales charge applicable to the aggregate amount of your projected purchase. Your initial purchase must be at least 5% of the intended purchase. Purchases made within 90 days before the signing of the Letter of Intent may be included in such total amount and will be valued on the date of the Letter of Intent. The Letter of Intent will not impose a binding obligation to buy or sell shares on either the purchaser or the Fund.

During the period of the Letter of Intent, the transfer agent will hold shares representing 3% of the intended purchase in escrow to provide payment of additional sales charges that may have to be paid if the total amount purchased under the Letter of Intent is reduced. These shares will be released upon completion of the intended investment. If the total Class A Shares covered by the Letter of Intent are not purchased, a price adjustment is made, depending upon the actual amount invested within the period covered by the Letter of Intent, by a redemption of sufficient shares held in escrow for the account of the investor. A Letter of Intent can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intent with the same expiration date as the original; and (b) automatically after the end of the period, if the total purchases of Class A Shares credited to the Letter of Intent qualify for an additional reduction in the sales charge. For more information concerning the Letter of Intent, see the application form or contact the Distributor.

Sales Charge Waivers (Class A Shares). Under certain conditions, Class A Shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor and any of their affiliated companies, and immediate family members of any of these people. Class A Shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor; fee-based financial planners acting for the account of their clients; broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and banks, other financial institutions and financial supermarkets that have entered into agreements with the Fund to provide shareholder services for customers.

Class C Share Purchases. Purchases of Class C Shares will be processed at net asset value next determined after receipt of your purchase order. Class C Shares are not subject to an initial sales charge, but may pay higher fees than Class A shares. Class C Shares are subject to a 1.00% redemption fee for a period of 12 months based upon the anniversary date of purchase.

Terms of Redemptions. The amount of your redemption proceeds will be based on the net asset value per share next computed after the Distributor, the Fund or the transfer agent receives the redemption request in proper form. Payment for your redemption normally will be mailed to you, except as provided below. Your redemption proceeds will normally be mailed or wired the day after your redemption is processed. If you have purchased shares by check, the payment of your redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the Distributor or a participating dealer may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the New York Stock Exchange, or when trading in the markets the Trust normally uses is restricted or an emergency exists, as determined by the SEC, so that disposal of the Trust's assets or determination of its net asset value is not reasonably practicable, or for such other periods as the SEC by order may permit.

The Trust reserves the right to redeem your account if its value is less than $250 due to redemptions. The Trust will give the shareholder 30 days' notice to increase the account value to at least $250. Redemption proceeds will be mailed in accordance with the procedures described above.

Redemptions-in-Kind. Although the Trust would not normally do so, the Trust has the right to pay the redemption price of shares of the Trust in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The Trust will value securities distributed in an in-kind redemption at the same value as is used in determining NAV.

Redemption Fees (Class A and Class C Shares). To discourage short-term trading, purchases of Class A and Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gains distributions or involuntary redemptions. Redemption fees are paid to the Trust to help defray transaction costs.

Waiver of Redemption Fees (Class A and Class C Shares). The redemption fee will be waived in the event of redemptions following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code, as amended.

Reinstatement Privilege (Class A Shares). A shareholder of Class A Shares who has redeemed such shares and has not previously exercised the reinstatement privilege may reinvest any portion or all the redemption proceeds in Class A Shares at net asset value, provided that such reinstatement occurs within 120 calendar days after such redemption and the account meets the minimum account size requirement. This privilege may be modified or terminated at any time by the Trust.

In order to use this privilege, the shareholder must clearly indicate by written request to the Fund that the purchase represents a reinvestment of proceeds from previously redeemed Class A Shares. If a shareholder realizes a gain on redemption of shares, this gain is taxable for federal income tax purposes even if all of such proceeds are reinvested. If a shareholder incurs a loss on a redemption and reinvests the proceeds in the same Fund, part or all of such loss may not be deductible for such tax purposes. Redemption fees are not reimbursed in the event of using the reinstatement privilege.

The reinstatement privilege may be used by each shareholder only once, regardless of the number of shares redeemed or repurchased. However, the privilege may be used without limit in connection with transactions for the sole purpose of transferring a shareholder's interest in a Trust to his or her Individual Retirement Account or other tax-qualified retirement plan account.

                                 Net Asset Value

The Trust determines its net asset value per share (NAV) each business day at the close of regular trading (currently 4:00 p.m. Eastern Time) on the New York Stock Exchange (NYSE) by dividing the Trust's net assets by the number of its shares outstanding. If the NYSE closes early, the Trust accelerates the determination of NAV to the closing time. The Trust uses the following procedures for purposes of calculating the NAV of Trust shares.

The Trust generally values equity securities traded on a national exchange or the NASDAQ Stock Market at their last sale price on the day of valuation. The Trust generally values equity securities for which no sales are reported on a valuation day, and securities traded over-the-counter, at the last available bid price.

The Trust values debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally use electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The Trust values short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

The Trust may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation or market price is not representative of true market value.

The Trust values foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The Custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determining the Trust's NAV. If quotations are not readily available, or the value of foreign securities has been materially affected by events occurring after the closing of a foreign market, the Trust may value its assets by a method that the Trustees believe accurately reflects fair value.

On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Trust's NAV is not calculated. Consequently, the Trust's portfolio securities may trade and the NAV of the Trust's shares may be significantly affected on days when a shareholder has no access to the Trust.

                                      Taxes

Below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership, and disposition of fund shares. This discussion does not purport to deal with all aspects of federal income taxation relevant to shareholders in light of their particular circumstances. This discussion is based upon the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Tax Status of the Fund. The Fund intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). If the Fund fails to qualify as a regulated investment company, the Fund will be subject to U.S. federal income tax.

As a regulated investment company, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed to shareholders. The Fund intends to distribute substantially all of such income. Given the investment objectives of the Fund, dividend income will not be substantial.

Amounts not distributed in accordance with certain requirements are subject to a nondeductible 4% excise tax at the fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. The Fund intends to avoid application of the excise tax.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

The excess of net long-term capital gains over the short-term capital losses realized and distributed by the Fund, whether paid in cash or reinvested in fund shares, will generally be taxable to shareholders as long-term gain, regardless of how long a shareholder has held Fund shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.

If the NAV of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Dispositions. Upon a redemption or sale of shares of the Fund, a shareholder may realize a taxable gain or loss depending upon his or her basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and the rate of tax will depend upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of such shares during such six-month period would be a long-term loss to the extent of such distribution.


Backup Withholding. The Fund generally will be required to withhold federal income tax at a rate of 30% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability. The Fund, the Distributor or the transfer agent will not be able to recredit the account for any amount withheld.

Other Taxation. Distributions may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that ordinary income dividends to them would be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable).

                          Determination of Performance

Average Annual Total Return. The Fund may quote its performance in terms of average annual total return in communications to shareholders, or in advertising material. Average annual total return (before taxes) is calculated according to the following formula:
         n
P (1 + T) = ERV

Where:
P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years.
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-,5- or 10-year periods (or fractional portion).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The performance of the Fund depends on market conditions, portfolio composition and expenses. Investment yields, current distributions or total returns may differ from past results, and there is no assurance that historical performance will continue.

Based on the foregoing, the Fund's average annual total return (before taxes) for the periods or years indicated would be:



                           Periods ended September 30, 2004
                 ---------------------------------------------------------
Fund              One Year     Five Years      Ten Years      Since Inception
- ---------         --------   ----------      ---------      ---------------

Class A Shares     ____%        ____           ____               ______%(1)
Class C Shares    _____%        ____           ____               ______%(2)

(1) Commencement of operations was October 19, 1999. (2) Commencement of operations was October 29, 1999.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rte for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                    6
 YIELD =   2[(a-b+1) -1]
              cd

Where:
a = dividends and interest earned during the period;
b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and
d = the maximum offering price per share on the last day of the period.

                              Financial Statements

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

Audited Financial Statements. The Fund's financial statements, including the notes thereto, dated as of September 30, 2004, which have been audited by _________________________, are incorporated herein by reference from the Fund's 2004 Annual Report to Shareholders.


               Appendix A -- Descriptions of Securities Ratings

Commercial Paper Ratings.

Moody's Investors Service, Inc. (Moody's): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1. Quality of management. 2. Industry strengths and risks. 3. Vulnerability to business cycles. 4. Competitive position. 5. Liquidity measurements. 6. Debt structures.
7. Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor's Ratings Group, a Division of McGraw-Hill Companies, Inc. (S&P): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1. Liquidity ratios are adequate to meet cash requirements.

2. Long-term senior debt is rated A or better.

3. The issuer has access to at least two additional channels of borrowing.

4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.

5. Typically, the issuer is in a strong position in a well-established industry or industries.

6. The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.




                       EASTERN POINT ADVISORS FUNDS TRUST

                           PART C - OTHER INFORMATION

ITEM 23.

EXHIBITS:


(a) Trust Instrument -- Incorporated herein by reference to Exhibit No. 23(a) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      1) Certificate of Trust -- Incorporated herein by reference to Exhibit No. 23(a)(1) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      2) FORM OF: Revised Schedule A to Trust instrument is incorporated herein by reference to Exhibit No. 23(a)(2)to Post-Effective Amendment No. 5 as filed electronically on December 18, 2003 ("PEA No. 5").

(b) By-Laws --Incorporated herein by reference to Exhibit No. 23(b) to the Trust's Initial Registration Statement filed July 29, 1999.

(c) Instruments Defining Rights of Security Holders -- Not applicable

(d) Investment Advisory Contracts.

    (1) Eastern Point Advisors Twenty Fund.

      a) Investment Advisory Contract -- Incorporated herein by reference to Exhibit No. 23(d) to Pre- Effective Amendment No. 2 filed electronically October 15, 1999.

    (2) Rising Dividend Growth Fund.

      a) To be provided by amendment.

      b) FORM OF: Sub-Advisory Agreement between Eastern Point Advisors, Inc. and Dividend Growth Advisors, Inc. is incorporated herein by reference to Exhibit No. 23(d)(2)(b) of PEA No. 5.

(e)  Distribution Agreement

     (1) Form of Distribution Agreement by and among Eastern Point Advisors Funds Trust, Eastern Point Advisors, Inc. and Unified Financial Securities, Inc.

     (2) Form of Selling Agreement


(f) Bonus or Profit Sharing Contracts -- None.

(g) Form of Custody Agreement by and between Eastern Point Advisors Funds Trust and The Huntington National Bank.

(h)  Other Material Contracts

     (1) Form of Mutual Fund Services Agreement between Eastern Point Advisors Funds Trust and Unified Fund Services, Inc.

(i) Opinion of Counsel (to be filed by amendment)

(j)   Other Opinions

      (1) Consent of Counsel (to be filed by amendment)
      (2) Consent of Briggs, Bunting & Dougherty, LLP (to be filed by amendment)

(k) Omitted Financial Statements -- incorporated herein by reference to the Fund's Semi-Annual Report dated March 31, 2004, as filed electronically with the Securities and Exchange Commission on June 7, 2004 and the Fund's Annual Report dated September 30, 2003, as filed electronically with the Securities and Exchange Commission on December 8, 2004.

(l) Initial Capital Agreements -- Incorporated herein by reference to Exhibit No. 23(l) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

(m)   Rule 12b-1 Plan

     (1) Eastern Point Advisors Twenty Fund.

           a) Incorporated herein by reference to Exhibit No. 23(m) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

           b) FORM OF: Class B Shares Rule 12b-1 Plan incorporated herein by reference to Exhibit No. 23(m)(2) to PEA #4.

     (2) Rising Dividend Growth Fund.

           a) FORM OF: The Distribution Plan for Class A Shares is incorporated herein by reference to Exhibit No. 23(m)(2)(a) to PEA No. 5.

           b) FORM OF: The Distribution and Service Plan for Class C Shares is incorporated herein by reference to Exhibit No. 23(m)(2)(b) to PEA No. 5.

(n) Financial Data Schedule -- not applicable.

(o)  Rule 18f-3 Plan

     (1) Eastern Point Advisors Twenty Fund.

           a) Incorporated herein by reference to Exhibit No. 23(o) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

           b) FORM OF: Class B shares Rule 18f-3Plan incorporated herein by reference to Exhibit No. 23(o)(2) of PEA #4.

     (2) Rising Dividend Growth Fund.

           a) FORM OF: Rule 18f-3 Multiple Class Plan is incorporated herein by reference to Exhibit No. 23(o)(2)(a) to PEA No. 5.

(p)  (1) Codes of Ethics for Registrant, the Advisor and the Investors
         Capital Corp. filed are incorporated herein by reference to Exhibit No. 23(p) to Post-Effective Amendment No. 1 filed electronically January 29, 2001.

     (2) Code of Ethics for Unified Financial Securities, Inc.


     (3) Code of Ethics for Dividend Growth Advisors, Inc. to be provided by amendment.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not Applicable

ITEM 25.  INDEMNIFICATION

Trust Instrument (Article IX, Section 2) limits the liabilities of Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by Section 3817 of Chapter 38 of Title 12 of the Delaware Code, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant maintains Errors and Omissions insurance with Directors and Officers liability coverage.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Eastern Point Advisors, Inc. (the "Advisor"), is a registered investment adviser incorporated on December 4, 1995. The Advisor is primarily engaged in the investment advisory business. The Funds are the only registered investment company to which the Advisor serves as investment adviser. Information as to the officers and directors of the Advisor is included in its Form ADV filed July 14, 1999 with the Securities and Exchange Commission (Registration Number 801-48771) and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust. Unified Financial Securities, Inc. is also the underwriter for the American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Lindbergh Funds, Runkel Funds, the Sparrow Funds, TANAKA Funds, TrendStar Investment Trust, Unified Series Trust and Weldon Capital Funds.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:

------------------------------------------ ------------------------------- ----------------------------------
           Name and Principal                  Positions and Offices                 Positions and
            Business Address                      with Underwriter                 Offices with Fund
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Mark C. Lewis                              Vice President                  None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Stephen D. Highsmith, Jr.                  Director,  President and CEO &  None
431 North Pennsylvania Street              Secretary
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Thomas G. Napurano                         Executive Vice President and    None
431 North Pennsylvania Street              CFO
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Lynn E. Wood                               Director, Chairman and          None
431 North Pennsylvania Street              Chief Compliance Officer of
Indianapolis, Indiana 46204                Unified Financial Securities,
                                           Inc.
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Karyn E. Cunningham                        Controller                      None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------

(c) Not applicable.


ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(a)   Eastern Point Advisors
      230 Broadway East
      Lynnfield, Massachusetts 01940-2320
      (records relating to its function as investment adviser to the Eastern Point Advisors Twenty Fund and Rising Dividend Growth Fund).

(b) Brown Brothers Harriman & Co. 40 Water Street Boston, MA 02109 (records relating to its functions as custodian).

(c) Fund Services, Inc. 1500 Forest Avenue, Suite 111 Richmond, Virginia 23229 records relating to its function as transfer agent for the Eastern Point Advisors Twenty Fund and Rising Dividend Growth Fund).

(d) Commonwealth Shareholder Services, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229 (Registrant's Articles of Incorporation, By-Laws, Minute Books and records relating to its function as administrator for the Eastern Point Advisors Twenty Fund and Rising Dividend Growth Fund).

(e)   Investors Capital 230 Broadway East
      Lynnfield, Massachusetts 01940-2320
      (records relating to its function as distributor for the Funds it services).

(f) First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223, Richmond, VA 23229 (records relating to its function as distributor for the Funds it services).

(g) Commonwealth Fund Accounting, Inc. 1500 Forest Avenue, Suite 223 Richmond, VA 23229 (records relating to its function as fund accounting agent for the Eastern
       Point Advisors Twenty Fund and Rising Dividend Growth Fund).

ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lynnfield and the Commonwealth of Massachusetts on this 30th day of November, 2004.


                             EASTERN POINT ADVISORS FUNDS TRUST
                             (Registrant)


                            By: /s/TIMOTHY B. MURPHY
                             -----------------------------
                               Timothy B. Murphy,
                               Treasurer and Trustee



Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                         Title                               Date


/s/Theodore E. Charles*             Chairman of the Board,            11/30/04
- ------------------------------    President and Trustee            ----------
Theodore E. Charles


/s/TIMOTHY B. MURPHY                Treasurer and Trustee             11/30/04
- ------------------------------                                     ----------
Timothy B. Murphy


/s/Robert T. Martin*                Trustee                           11/30/04
- ------------------------------                                     ----------
Robert T. Martin


                                     Trustee
- ------------------------------
John S. Rando



/s/Marshall Acuff*                  Trustee                           11/30/04
- -----------------------------                                      -----------
Marshall Acuff



* By: /s/ Timothy B. Murphy
- ---------------------------
      Timothy B. Murphy




                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints STEVEN C. PRESKENIS and TIMOTHY B. MURPHY, and each of them, with full power to act without the other, as a true and lawful attorney-in-fact and agent, with full and several power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Eastern Point Advisors Funds Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorneys-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as each might or could do in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 30th day of November, 2004.


                                                /s/THEODORE E. CHARLES
                                                -------------------------------
                                                Theodore E. Charles
                                                Chairman of the Board, President
                                                and Trustee

WITNESS:


/s/RAYMOND A. O'HARA III
-------------------------


                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints STEVEN C. PRESKENIS and TIMOTHY B. MURPHY, and each of them, with full power to act without the other, as a true and lawful attorney-in-fact and agent, with full and several power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Eastern Point Advisors Funds Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorneys-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as each might or could do in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 30th day of November, 2004.


                                                     /s/ROBERT T. MARTIN
                                                     -------------------
                                                     Robert T. Martin
                                                     Trustee


WITNESS:


/s/TIMOTHY B. MURPHY
----------------------

                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints STEVEN C. PRESKENIS and TIMOTHY B. MURPHY, and each of them, with full power to act without the other, as a true and lawful attorney-in-fact and agent, with full and several power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Eastern Point Advisors Funds Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorneys-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as each might or could do in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 30th day of November, 2004.


                                                    /s/MARSHALL ACUFF
                                                    -------------------------
                                                    Marshall Acuff
                                                    Trustee


WITNESS:


/s/RAYMOND A. O'HARA III
--------------------------


                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints STEVEN C. PRESKENIS as a true and lawful attorney-in-fact and agent, with full power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Eastern Point Advisors Funds Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorney-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorney-in-fact and agent, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as he might or could do in person, hereby ratifying and confirming all that such attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 30th day of November, 2004.


                                             /s/TIMOTHY B. MURPHY
                                             -------------------------------
                                             Timothy B. Murphy
                                             Treasurer and Trustee


WITNESS:


/s/ROBERT T. MARTIN
---------------------



                            EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT


Item No.                       Description
- --------                    -------------

EX-23.(e)(1)     Form of Distribution Agreement by and among Eastern Point
                 Advisors Funds Trust, Eastern Point Advisors, Inc. and Unified
                 Financial Securities, Inc.

EX-23.(e)(2)     Form of Selling Agreement

EX-23.(g)        Form of Custody Agreement by and between Eastern Point Advisors
                 Funds Trust and The Huntington National Bank.

EX-23.(h)(1)     Form of Mutual Fund Services Agreement between Eastern Point
                 Advisors Funds Trust and Unified Fund Services, Inc.